Document Entity Information (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 20, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	AT&T Inc.
Entity Central Index Key	0000732717
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		5,492
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Public Float			$ 207
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes

Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenues
Wireless service	$ 59,186	$ 56,726	$ 53,510
Data	31,798	29,560	27,512
Voice	22,619	25,126	28,332
Directory	1,049	3,293	3,935
Other	12,782	12,018	10,991
Total operating revenues	127,434	126,723	124,280
Operating Expenses
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	55,215	54,836	50,257
Selling, general and administrative	41,079	41,382	34,986
Impairment of intangible assets	0	2,910	85
Depreciation and amortization	18,143	18,377	19,379
Total operating expenses	114,437	117,505	104,707
Operating Income	12,997	9,218	19,573
Other Income (Expense)
Interest expense	(3,444)	(3,535)	(2,994)
Equity in net income of affiliates	752	784	762
Other income (expense) - net	134	249	897
Total other income (expense)	(2,558)	(2,502)	(1,335)
Income from Continuing Operations Before Income Taxes	10,439	6,716	18,238
Income tax (benefit) expense	2,900	2,532	(1,162)
Income from Continuing Operations	7,539	4,184	19,400
Income from Discontinued Operations, net of tax	0	0	779
Net Income	7,539	4,184	20,179
Less: Net Income Attributable to Noncontrolling Interest	(275)	(240)	(315)
Net Income Attributable to AT&T	$ 7,264	$ 3,944	$ 19,864
Basic Earnings Per Share from Continuing Operations Attributable to AT&T	$ 1.25	$ 0.66	$ 3.23
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T	$ 0	$ 0	$ 0.13
Basic Earnings Per Share Attributable to AT&T	$ 1.25	$ 0.66	$ 3.36
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T	$ 1.25	$ 0.66	$ 3.22
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T	$ 0	$ 0	$ 0.13
Diluted Earnings Per Share Attributable to AT&T	$ 1.25	$ 0.66	$ 3.35

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 7,539	$ 4,184	$ 20,179
Other comprehensive income, net of tax:
Foreign currency translation adjustments (includes $0, $(1) and $3 attributable to noncontrolling interest), net of taxes of $48, $66 and $146	87	122	274
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $64, $(21), and $(12)	118	(41)	(22)
Reclassification adjustment realized in net income, net of taxes of $(36), $(29) and $7	(68)	(54)	14
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $154, $(140) and $(182)	283	(256)	(334)
Reclassification adjustment included in net income, net of taxes of $15, $8 and $7	28	15	12
Defined benefit postretirement plans:
Net actuarial loss from equity method investees arising during period, net of taxes of $(32), $0 and $0	(53)	0	0
Net prior service credit arising during period, net of taxes of $1,378, $699 and $298	2,249	1,140	487
Amortization of net prior service credit included in net income, net of taxes of $(361), $(282) and $(243)	(588)	(460)	(396)
Other	0	1	2
Other comprehensive income	2,056	467	37
Total comprehensive Income	9,595	4,651	20,216
Less: Total comprehensive income attributable to noncontrolling interest	(275)	(239)	(318)
Total Comprehensive Income Attributable to AT&T	$ 9,320	$ 4,412	$ 19,898

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Foreign currency translation adjustments, attributable to noncontrolling interest, net of taxes	$ 0	$ (1)	$ 3
Foreign currency translation adjustments, tax effect	48	66	146
Unrealized gains (losses) on available-for-sale securities, tax effect	64	(21)	(12)
Reclassification adjustment realized in net income on available-for-sale securities, tax effect	(36)	(29)	7
Unrealized gains (losses) on cash flow hedges, tax effect	154	(140)	(182)
Reclassification adjustment included in net income on cash flow hedges, tax effect	15	8	7
Net actuarial loss from equity method investees arising during period - tax	(32)	0	0
Net prior service credit (cost) arising during period - tax	1,378	699	298
Amortization of net prior service cost (credit) included in net income, tax effect	$ (361)	$ (282)	$ (243)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 4,868	$ 3,045
Accounts receivable - net of allowances for doubtful accounts of $547 and $878	12,657	13,231
Prepaid expenses	1,035	1,102
Deferred income taxes	1,036	1,470
Other current assets	3,110	4,137
Total current assets	22,706	22,985
Property, plant and equipment - net	109,767	107,087
Goodwill	69,773	70,842
Licenses	52,352	51,374
Customer Lists and Relationships - Net	1,391	2,757
Other Intangible Assets - Net	5,032	5,212
Investments in and Advances to Equity Method Affiliates	4,581	3,718
Other Assets	6,713	6,467
Total Assets	272,315	270,442
Current Liabilities
Debt maturing within one year	3,486	3,453
Accounts payable and accrued liabilities	20,911	19,956
Advanced billing and customer deposits	3,808	3,872
Accrued taxes	1,026	1,003
Dividends payable	2,556	2,608
Total current liabilities	31,787	30,892
Long-Term Debt	66,358	61,300
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	28,491	25,748
Postemployment benefit obligation	41,392	34,011
Other noncurrent liabilities	11,592	12,694
Total deferred credits and other noncurrent liabilities	81,475	72,453
Stockholders' Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2012 and 2011: issued 6,495,231,088 at December 31, 2012 and 2011)	6,495	6,495
Additional paid-in capital	91,038	91,156
Retained earnings	22,481	25,453
Treasury stock (913,836,325 at December 31, 2012 and 568,719,202 at December 31, 2011, at cost)	(32,888)	(20,750)
Accumulated other comprehensive income	5,236	3,180
Noncontrolling interest	333	263
Total stockholders' equity	92,695	105,797
Total Liabilities and Stockholders' Equity	$ 272,315	$ 270,442

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Allowances for doubtful accounts	$ 547	$ 878
Common stock, par value	$ 1	$ 1
Common stock, authorized	14,000,000,000	14,000,000,000
Common stock, issued	6,495,231,088	6,495,231,088
Treasury stock, held	913,836,325	568,719,202

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 7,539	$ 4,184	$ 20,179
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,143	18,377	19,379
Undistributed earnings from investments in equity affiliates	(615)	(623)	(603)
Provision for uncollectible accounts	1,117	1,136	1,334
Deferred income tax expense and noncurrent unrecognized tax benefits	1,285	2,937	(3,280)
Net (gain) loss from sale of investments, net of impairments	(19)	(89)	(802)
Impairment of intangible assets	0	2,910	85
Actuarial loss on pension and postretirement benefits	9,994	6,280	2,521
Income from discontinued operations	0	0	(779)
Changes in operating assets and liabilities:
Accounts receivable	(1,365)	(1,164)	(101)
Other current assets	1,017	(397)	(185)
Accounts payable and accrued liabilities	1,798	(341)	(1,230)
Retirement benefit funding	0	(1,000)	0
Other - net	282	2,533	(1,296)
Total adjustments	31,637	30,559	15,043
Net Cash Provided by Operating Activities	39,176	34,743	35,222
Investing Activities
Capital expenditures	(19,465)	(20,110)	(19,530)
Interest during construction	(263)	(162)	(772)
Acquisitions, net of cash acquired	(828)	(2,368)	(2,906)
Dispositions	812	1,301	1,830
Sales (purchases) of securities, net	65	62	(100)
Other	(1)	27	29
Net Cash Used in Investing Activities	(19,680)	(21,250)	(21,449)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	1	(1,625)	1,592
Issuance of long-term debt	13,486	7,936	2,235
Repayment of long-term debt	(8,733)	(7,574)	(9,294)
Purchase of treasury stock	(12,752)	0	0
Issuance of treasury stock	477	237	50
Dividends paid	(10,241)	(10,172)	(9,916)
Other	89	(451)	(516)
Net Cash Used in Financing Activities	(17,673)	(11,649)	(15,849)
Net increase (decrease) in cash and cash equivalents	1,823	1,844	(2,076)
Cash and cash equivalents beginning of year	3,045	1,201	3,277
Cash and Cash Equivalents End of Year	$ 4,868	$ 3,045	$ 1,201

Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income Attributable To AT&T, Net Of Tax [Member]	Noncontrolling Interest [Member]
Balance at beginning of year at Dec. 31, 2009	$ 101,989	$ 6,495	$ 91,707	$ 21,944	$ (21,260)	$ 2,678	$ 425
Balance at beginning of year (in shares) at Dec. 31, 2009		6,495			(593)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock	0				0
Repurchase of common stock (in shares)					0
Issuance of treasury stock			159		177
Issuance of treasury stock (in shares)					9
Share-based payments			(130)
Share of equity method investee capital transactions			0
Change related to acquisition of interests held by noncontrolling owners			(5)
Net income attributable to AT&T ($1.25, $0.66 and $3.35 per diluted share)	19,864			19,864
Dividends to stockholders ($1.77, $1.73 and $1.69 per share)				(9,985)
Other				(31)
Other comprehensive income (loss) attributable to AT&T						34
Net income attributable to noncontrolling interest	315						315
Distributions							(278)
Acquisition of interests held by noncontrolling owners							(162)
Translation adjustments attributable to noncontrolling interest, net of taxes	3						3
Balance at end of year at Dec. 31, 2010	111,950	6,495	91,731	31,792	(21,083)	2,712	303
Balance at end of year (in shares) at Dec. 31, 2010		6,495			(584)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock	0				0
Repurchase of common stock (in shares)					0
Issuance of treasury stock			132		333
Issuance of treasury stock (in shares)					16
Share-based payments			(118)
Share of equity method investee capital transactions			(290)
Change related to acquisition of interests held by noncontrolling owners			(299)
Net income attributable to AT&T ($1.25, $0.66 and $3.35 per diluted share)	3,944			3,944
Dividends to stockholders ($1.77, $1.73 and $1.69 per share)				(10,244)
Other				(39)
Other comprehensive income (loss) attributable to AT&T						468
Net income attributable to noncontrolling interest	240						240
Distributions							(220)
Acquisition of interests held by noncontrolling owners							(59)
Translation adjustments attributable to noncontrolling interest, net of taxes	(1)						(1)
Balance at end of year at Dec. 31, 2011	105,797	6,495	91,156	25,453	(20,750)	3,180	263
Balance at end of year (in shares) at Dec. 31, 2011		6,495			(568)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock	(12,752)				(12,752)
Repurchase of common stock (in shares)	371				(371)
Issuance of treasury stock			120		614
Issuance of treasury stock (in shares)					25
Share-based payments			(78)
Share of equity method investee capital transactions			(160)
Change related to acquisition of interests held by noncontrolling owners			0
Net income attributable to AT&T ($1.25, $0.66 and $3.35 per diluted share)	7,264			7,264
Dividends to stockholders ($1.77, $1.73 and $1.69 per share)				(10,196)
Other				(40)
Other comprehensive income (loss) attributable to AT&T						2,056
Net income attributable to noncontrolling interest	275						275
Distributions							(205)
Acquisition of interests held by noncontrolling owners							0
Translation adjustments attributable to noncontrolling interest, net of taxes	0						0
Balance at end of year at Dec. 31, 2012	$ 92,695	$ 6,495	$ 91,038	$ 22,481	$ (32,888)	$ 5,236	$ 333
Balance at end of year (in shares) at Dec. 31, 2012		6,495			(914)

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Stockholders' Equity
Net income attributable to AT&T, per diluted share	$ (0.68)	$ 0.63	$ 0.66	$ 0.6	$ (1.12)	$ 0.61	$ 0.6	$ 0.57		$ 1.25	$ 0.66	$ 3.35
Dividends to stockholders, per share	$ 0.45				$ 0.44				$ 0.43	$ 1.77	$ 1.73	$ 1.69

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates. Our subsidiaries and affiliates operate in the communications services industry both domestically and internationally, providing wireless communications services, local exchange services, long-distance services, data/broadband and Internet services, video services, telecommunications equipment, managed networking and wholesale services. During 2012, we sold our Advertising Solutions segment (see Note 4).

All significant intercompany transactions are eliminated in the consolidation process. Investments in partnerships and less than majority-owned subsidiaries where we have significant influence are accounted for under the equity method. Earnings from certain foreign equity investments accounted for using the equity method are included for periods ended within up to one month of our year end (see Note 7). We also record our proportionate share of our equity method investees' other comprehensive income (OCI) items, including actuarial gains and losses on pension and other postretirement benefit obligations.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. We have reclassified and reallocated certain amounts in prior-period financial statements to conform to the current period's presentation, including a reclassification and realignment of certain operating expenses based on an enhanced activity-based expense tracking system.

Income Taxes We provide deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. We provide valuation allowances against the deferred tax assets for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

We report, on a net basis, taxes imposed by governmental authorities on revenue-producing transactions between us and our customers in our consolidated statements of income.

Cash and Cash Equivalents Cash and cash equivalents include all highly-liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2012, we held $482 in cash and $4,386 in money market funds and other cash equivalents.

Revenue Recognition Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (e.g., minutes of traffic/bytes of data processed), period of time (e.g., monthly service fees) or other established fee schedules. Our wireless service revenues are billed either in advance, arrears or are prepaid.

We record an estimated revenue reduction for future adjustments to customer accounts, other than bad debt expense, at the time revenue is recognized based on historical experience. Service revenues also include billings to our customers for various regulatory fees imposed on us by governmental authorities. Cash incentives given to customers are recorded as a reduction of revenue. When required as part of providing service, revenues and associated expenses related to nonrefundable, upfront service activation and setup fees are deferred and recognized over the associated service contract period or customer life. Associated expenses are deferred only to the extent of such deferred revenue. For contracts that involve the bundling of services, revenue is allocated to the services based on their relative selling price, subject to the requirement that revenue recognized is limited to the amounts already received from the customer that are not contingent upon the delivery of additional products or services to the customer in the future. We record the sale of equipment to customers as gross revenue when we are the primary obligor in the arrangement, when title is passed and when the products are accepted by customers. For agreements involving the resale of third-party services in which we are not considered the primary obligor of the arrangement, we record the revenue net of the associated costs incurred. For contracts in which we provide customers with an indefeasible right to use network capacity, we recognize revenue ratably over the stated life of the agreement.

Traffic Compensation Expense We use various estimates and assumptions to determine the amount of traffic compensation expenses recognized during any reporting period. Switched traffic compensation costs are accrued utilizing estimated rates and volumes by product, formulated from historical data and adjusted for known rate changes. Such estimates are adjusted monthly to reflect newly available information, such as rate changes and new contractual agreements. Bills reflecting actual incurred information are generally not received within three months subsequent to the end of the reporting period, at which point a final adjustment is made to the accrued switched traffic compensation expense. Dedicated traffic compensation costs are estimated based on the number of circuits and the average projected circuit costs.

Allowance for Doubtful Accounts We record an expense to maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as pending bankruptcy or catastrophes.

Inventory Inventories, which are included in “Other current assets” on our consolidated balance sheets, were $1,036 at December 31, 2012, and $1,188 at December 31, 2011. Wireless handsets and accessories, which are valued at the lower of cost or market (determined using current replacement cost) were $888 as of December 31, 2012, and $1,082 as of December 31, 2011. The remainder of our inventory includes new and reusable supplies and network equipment of our local telephone operations, which are stated principally at average original cost, or specific costs in the case of large individual items. Inventories of our other subsidiaries are stated at the lower of cost or market.

Property, Plant and Equipment Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 5). The cost of additions and substantial improvements to property, plant and equipment is capitalized. The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology. Accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation, and no gain or loss is recognized on the disposition of these assets.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.

The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, we recognize period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs It is our policy to capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets and are primarily amortized over a three-year period. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

Goodwill and Other Intangible Assets AT&T has four major classes of intangible assets: goodwill, Federal Communications Commission (FCC) licenses, other indefinite-lived intangible assets, made up predominately of the AT&T brand, and various other finite-lived intangible assets.

Goodwill represents the excess of consideration paid over the fair value of net assets acquired in business combinations. FCC licenses provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While FCC licenses are issued for a fixed period of time (generally 10 years), renewals of FCC licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our FCC licenses. We acquired the rights to the AT&T and other brand names in previous acquisitions. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, FCC licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and compares the book value of the assets to their fair value. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principal operating segments (Wireless and Wireline), to the fair value of those reporting units calculated under a discounted cash flow approach as well as a market multiple approach. FCC licenses are tested for impairment on an aggregate basis, consistent with the management of the business on a national scope. We perform our test of the fair values of FCC licenses using a discounted cash flow model. Brand names are tested by comparing the book value to a fair value calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to the brand name. The fair value measurements used are considered Level 3 under the Fair Value Measurement and Disclosure framework (see Note 9).

Intangible assets that have finite useful lives are amortized over their useful lives (see Note 6). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the expected period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method of amortization.

Advertising Costs We expense advertising costs for advertising products and services or for promoting our corporate image as we incur them (see Note 14).

Foreign Currency Translation We are exposed to foreign currency exchange risk through our foreign affiliates and equity investments in foreign companies. Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate our share of their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate our share of their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated other comprehensive income (accumulated OCI) in the accompanying consolidated balance sheets. We do not hedge foreign currency translation risk in the net assets and income we report from these sources. However, we do hedge a portion of the foreign currency exchange risk involved in anticipation of highly probable foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 9).

Employee Separations We established obligations for expected termination benefits provided under existing plans to former or inactive employees after employment but before retirement. At December 31, 2012, we had severance accruals of $120 and at December 31, 2011, we had severance accruals of $335. The decline was primarily due to payments during the year.

Pension and Other Postretirement Benefits See Note 11 for a comprehensive discussion of our pension and postretirement benefit expense, including a discussion of the actuarial assumptions and our policy for recognizing the associated gains and losses.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Earnings Per Share

NOTE 2. EARNINGS PER SHARE

A reconciliation of the numerators and denominators of basic earnings per share and diluted earnings per share for income from continuing operations for the years ended December 31, 2012, 2011 and 2010, are shown in the table below:

Year Ended December 31,	2012	2011	2010
Numerators
Numerator for basic earnings per share:
Income from continuing operations	$7,539	$4,184	$19,400
Income attributable to noncontrolling interest	(275)	(240)	(315)
Income from continuing operations attributable to AT&T	7,264	3,944	19,085
Dilutive potential common shares:
Other share-based payment	12	11	11
Numerator for diluted earnings per share	$7,276	$3,955	$19,096
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,801	5,928	5,913
Dilutive potential common shares:
Stock options	3	4	3
Other share-based payment (in shares)	17	18	22
Denominator for diluted earnings per share	5,821	5,950	5,938
Basic earnings per share from continuing operations attributable to AT&T	$1.25	$0.66	$3.23
Basic earnings per share from discontinued operations attributable to AT&T	-	-	0.13
Basic earnings per share attributable to AT&T	$1.25	$0.66	$3.36
Diluted earnings per share from continuing operations attributable to AT&T	$1.25	$0.66	$3.22
Diluted earnings per share from discontinued operations attributable to AT&T	-	-	0.13
Diluted earnings per share attributable to AT&T	$1.25	$0.66	$3.35

At December 31, 2012, 2011 and 2010, we had issued and outstanding options to purchase approximately 17 million, 66 million, and 130 million shares of AT&T common stock. The exercise prices of 3 million, 40 million, and 100 million shares in 2012, 2011, and 2010 were above the average market price of AT&T stock for the respective periods. Accordingly, we did not include these amounts in determining the dilutive potential common shares. At December 31, 2012, the exercise prices of 14 million vested stock options were below market price.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

NOTE 3. SEGMENT INFORMATION

Our segments are strategic business units that offer different products and services over various technology platforms and are managed accordingly. We analyze our operating segments based on segment income before income taxes. We make our capital allocation decisions based on our strategic direction of the business, needs of the network (wireless or wireline) providing services and other assets needed to provide emerging services to our customers. Actuarial gains and losses from pension and other postemployment benefits, interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results. Therefore, these items are not included in each segment's reportable results. The customers and long-lived assets of our reportable segments are predominantly in the United States. At December 31, 2012, we had three reportable segments: (1) Wireless, (2) Wireline and (3) Other. Our operating results prior to May 9, 2012, also included Advertising Solutions, which was a reportable segment. On May 8, 2012, we completed the sale of our Advertising Solutions segment and received a 47 percent equity interest in the new entity YP Holdings LLC (YP Holdings) (see Note 4).

The Wireless segment uses our nationwide network to provide consumer and business customers with wireless voice and advanced data communications services. This segment includes our portion of the results from our mobile payment joint venture marketed as the Isis Mobile WalletTM (ISIS), which is accounted for as an equity investment.

The Wireline segment uses our regional, national and global network to provide consumer and business customers with landline voice and data communications services, AT&T U-verse® high-speed broadband, video and voice services and managed networking to business customers. Additionally, we receive commissions on sales of satellite television services offered through our agency arrangements. The Wireline segment results have been reclassified to exclude the operating results of the home monitoring business moved to our Other segment and to include the operating results of customer information services, which were previously reported in our Other segment's results.

The Advertising Solutions segment included our directory operations, which published Yellow and White Pages directories and sold directory advertising and Internet-based advertising and local search through May 8, 2012 (see Note 4).

The Other segment includes our portion of the results from our international equity investments, our 47 percent equity interest in YP Holdings, and costs to support corporate-driven activities and operations. Also included in the Other segment are impacts of corporate-wide decisions for which the individual operating segments are not being evaluated. The Other segment results have been reclassified to exclude the operating results of customer information services, which are now reported in our Wireline segment's results.

In the following tables, we show how our segment results are reconciled to our consolidated results reported.

Segment Results, including a reconciliation to AT&T consolidated results, for 2012, 2011, and 2010 are as follows:
At December 31, 2012 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$66,763	$59,567	$1,049	$55	$-	$127,434
Operations and support expenses	43,296	41,207	773	1,024	9,994	96,294
Depreciation and amortization expenses	6,873	11,123	106	41	-	18,143
Total segment operating expenses	50,169	52,330	879	1,065	9,994	114,437
Segment operating income (loss)	16,594	7,237	170	(1,010)	(9,994)	12,997
Interest expense	-	-	-	-	3,444	3,444
Equity in net income (loss) of affiliates	(62)	(2)	-	816	-	752
Other income (expense) – net	-	-	-	-	134	134
Segment income (loss) before income taxes	$16,532	$7,235	$170	$(194)	$(13,304)	$10,439
Segment Assets	$132,556	$134,386	$-	$10,728	$(5,355)	$272,315
Investments in and advances to equity method affiliates	41	-	-	4,540	-	4,581
Expenditures for additions to long-lived assets	10,795	8,914	13	6	-	19,728

At December 31, 2011 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$63,215	$60,140	$3,293	$75	$-	$126,723
Operations and support expenses	41,282	41,360	5,175	5,031	6,280	99,128
Depreciation and amortization expenses	6,329	11,615	386	47	-	18,377
Total segment operating expenses	47,611	52,975	5,561	5,078	6,280	117,505
Segment operating income (loss)	15,604	7,165	(2,268)	(5,003)	(6,280)	9,218
Interest expense	-	-	-	-	3,535	3,535
Equity in net income (loss) of affiliates	(29)	-	-	813	-	784
Other income (expense) – net	-	-	-	-	249	249
Segment income (loss) before income taxes	$15,575	$7,165	$(2,268)	$(4,190)	$(9,566)	$6,716
Segment Assets	$127,466	$133,904	$2,982	$10,530	$(4,440)	$270,442
Investments in and advances to equity method affiliates	20	-	-	3,698	-	3,718
Expenditures for additions to long-lived assets	9,765	10,449	29	29	-	20,272

For the year ended December 31, 2010			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$58,501	$61,761	$3,935	$83	$-	$124,280
Operations and support expenses	36,185	41,879	2,584	2,159	2,521	85,328
Depreciation and amortization expenses	6,498	12,372	497	12	-	19,379
Total segment operating expenses	42,683	54,251	3,081	2,171	2,521	104,707
Segment operating income (loss)	15,818	7,510	854	(2,088)	(2,521)	19,573
Interest expense	-	-	-	-	2,994	2,994
Equity in net income of affiliates	9	11	-	742	-	762
Other income (expense) – net	-	-	-	-	897	897
Segment income (loss) before income taxes	$15,827	$7,521	$854	$(1,346)	$(4,618)	$18,238

Acquisitions, Dispositions And Other Adjustments	12 Months Ended
Dec. 31, 2012
Acquisitions, Dispositions And Other Adjustments
Acquisitions, Dispositions And Other Adjustments

NOTE 4. ACQUISITIONS, DISPOSITIONS AND OTHER ADJUSTMENTS

Acquisitions

Spectrum Acquisitions During 2012, we acquired $855 of wireless spectrum from various companies. During 2011, we acquired $33 of wireless spectrum from various companies, not including the Qualcomm spectrum purchase discussed in the following paragraph.

Qualcomm Spectrum Purchase In December 2011, we completed our purchase of spectrum licenses in the Lower 700 MHz frequency band from Qualcomm Incorporated for approximately $1,925 in cash. The spectrum covers more than 300 million people total nationwide, including 12 MHz of Lower 700 MHz D and E block spectrum covering more than 70 million people in five of the top 15 metropolitan areas and 6 MHz of Lower 700 MHz D block spectrum covering more than 230 million people across the rest of the United States. We plan to deploy this spectrum as supplemental downlink capacity, using carrier aggregation technology once compatible handsets and network equipment are developed.

Wireless Properties Transactions In June 2010, we acquired certain wireless properties, including FCC licenses and network assets, from Verizon Wireless for $2,376 in cash. The assets primarily represent former Alltel Wireless assets and served approximately 1.6 million subscribers in 79 service areas across 18 states.

Centennial In December 2010, we completed our acquisition accounting of Centennial Communications Corporation (Centennial), which included net assets of $1,518 in goodwill, $655 in FCC licenses, and $449 in customer lists and other intangible assets.

Purchase of Wireless Partnership Minority Interest In July 2011, we completed the acquisition of Convergys Corporation's minority interests in the Cincinnati SMSA Limited Partnership and an associated cell tower holding company for approximately $320 in cash.

Subsequent and Pending Acquisitions

Subsequent Spectrum Acquisitions On January 24, 2013, we completed the acquisition of NextWave Wireless Inc. (NextWave), which holds wireless licenses in the Wireless Communication Services and Advanced Wireless Service (AWS) bands. We acquired all the equity and purchased a portion of the debt of NextWave for $600. In addition, certain of NextWave's assets were distributed to the holders of its debt in redemption of the remainder of that debt. During January 2013, we have also closed approximately $400 of other wireless spectrum acquisitions from various companies.

Atlantic Tele-Network On January 22, 2013, we announced an agreement to acquire Atlantic Tele-Network's (ATNI) U.S. retail wireless operations for $780 in cash, which covers approximately 4.6 million people in primarily rural areas across six states – Georgia, Idaho, Illinois, North Carolina, Ohio and South Carolina. The acquisition includes spectrum in the 700 MHz, 850 MHz and 1900 MHz bands and is largely complementary to our existing network. The transaction is subject to regulatory approval and we expect it to close in the second half of 2013.

Purchase of Spectrum from Verizon On January 25, 2013, we agreed to acquire spectrum in the 700MHz B band from Verizon Wireless for $1,900 in cash and the assignment of AWS spectrum in five markets. This transaction is subject to regulatory approval and we expect it to close in the second half of 2013.

Dispositions

Advertising Solutions On May 8, 2012, we completed the sale of our Advertising Solutions segment to an affiliate of Cerberus Capital Management, L.P. for approximately $740 in cash after closing adjustments, a $200 note and a 47 percent equity interest in the new entity, YP Holdings. Our operating results include the results of the Advertising Solutions segment through May 8.

Tender of Telmex Shares In August 2011, the Board of Directors of América Móvil, S.A. de C.V. (América Móvil) approved a tender offer for the remaining outstanding shares of Télefonos de México, S.A. de C.V. (Telmex) that were not already owned by América Móvil. We tendered all of our shares of Telmex for $1,197 of cash. Telmex was accounted for as an equity method investment (see Note 7).

Sale of Sterling Operations In May 2010, we entered into an agreement to sell our Sterling Commerce Inc. (Sterling) subsidiary and changed our reporting for Sterling to discontinued operations. In August 2010, we completed the sale and received net proceeds of approximately $1,400.

During the second quarter of 2010, we accounted for Sterling as a discontinued operation. We determined that the cash inflows under a transition services agreement and our cash outflows under an enterprise license agreement did not constitute significant continuing involvement with Sterling's operations after the sale.

The following table includes Sterling's operating results, which are presented in the “Income From Discontinued Operations, net of tax” line item on the consolidated statements of income. These operating results were reported in our Other segment through August 27, 2010:

Operating revenues	$349
Operating expenses	327
Operating income	22
Income before income taxes	18
Income tax expense	8
Income from discontinued operations during phase-out period	10
Gain on disposal of discontinued operations	769
Income from discontinued operations, net of tax	$779

Centennial In August 2010, we sold operations in eight service areas in Louisiana and Mississippi, as required by the Department of Justice (DOJ), for $273 in cash.

Other Dispositions In 2010, we also sold our domestic Japanese outsourcing services company for $109.

Other

T-Mobile In March 2011, we agreed to acquire from Deutsche Telekom AG (Deutsche Telekom) all shares of T-Mobile USA, Inc. (T-Mobile) for approximately $39,000, subject to certain adjustments. In December 2011, in light of opposition to the merger from the DOJ and FCC, we and Deutsche Telekom agreed to terminate the transaction. Pursuant to the purchase agreement, we paid a breakup fee of $3,000, entered into a broadband roaming agreement and transferred certain wireless spectrum with a book value of $962. These agreement termination charges were included in “Selling, general and administrative” expenses in our Other segment.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment
Property, Plant And Equipment

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2012	2011
Land	-	$1,689	$1,689
Buildings and improvements	10-45	28,939	28,054
Central office equipment[1]	3-10	86,185	83,824
Cable, wiring and conduit	10-50	80,338	78,431
Other equipment	5-20	61,387	53,104
Software	3-5	7,957	10,041
Under construction	-	4,412	5,136
		270,907	260,279
Accumulated depreciation and amortization		161,140	153,192
Property, plant and equipment - net		$109,767	$107,087
[1]	Includes certain network software.

Our depreciation expense was $16,933 in 2012, $16,368 in 2011 and $16,402 in 2010. Depreciation expense included amortization of software totaling $2,130 in 2012, $2,243 in 2011 and $2,515 in 2010.

Certain facilities and equipment used in operations are leased under operating or capital leases. Rental expenses under operating leases were $3,709 for 2012, $3,610 for 2011, and $3,060 for 2010. At December 31, 2012, the future minimum rental payments under noncancelable operating leases for the years 2013 through 2017 were $2,706, $2,616, $2,486, $2,337, and $2,165, with $11,755 due thereafter. Certain real estate operating leases contain renewal options that may be exercised. Capital leases are not significant.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets
Goodwill And Other Intangible Assets

NOTE 6. GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in the carrying amounts of goodwill, by segment (which is the same as the reporting unit for Wireless, Wireline and Advertising Solutions), for the years ended December 31, 2012 and 2011, were as follows:

	Wireless	Wireline	Advertising Solutions	Other	Total

Balance as of January 1, 2011	$35,755	$31,670	$5,731	$445	$73,601
Goodwill acquired	5	-	-	-	5
Impairments	-	-	(2,745)	-	(2,745)
Other	(5)	1,968	(1,927)	(55)	(19)
Balance as of December 31, 2011	35,755	33,638	1,059	390	70,842
Goodwill acquired	13	5	-	-	18
Other	35	327	(1,059)	(390)	(1,087)
Balance as of December 31, 2012	$35,803	$33,970	$-	$-	$69,773

In 2011, we recorded a $2,745 impairment in the Advertising Solutions segment, triggered by declining revenues in our directory business and the directory industry as a whole. Changes to goodwill during 2011 also included a $1,927 reclassification of goodwill from the Advertising Solutions segment to the Wireline segment to align certain advertising operations with our U-verse business, which operates the media platform for those advertising operations. Changes to goodwill during 2012 primarily resulted from the sale of the Advertising Solutions segment (see Note 4). Changes in goodwill during 2012 also included a reclassification of goodwill due to segment reclassification to better align goodwill with operations.

Our other intangible assets are summarized as follows:

	December 31, 2012		December 31, 2011
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
AT&T Mobility LLC	$6,760	$6,335	$6,845	$5,906
BellSouth Corporation	5,825	4,994	9,205	7,686
AT&T Corp.	2,490	2,356	2,483	2,205
Other	351	350	350	329
Subtotal	15,426	14,035	18,883	16,126
Other	304	174	485	258
Total	$15,730	$14,209	$19,368	$16,384

Indefinite-lived intangible assets not subject to amortization:
Licenses	$52,352	$51,374
Trade names	4,902	4,985
Total	$57,254	$56,359

Amortized intangible assets are definite-life assets, and as such, we record amortization expense based on a method that most appropriately reflects our expected cash flows from these assets. Intangible assets that have finite useful lives are amortized over their useful lives, a weighted-average of 8.5 years (8.4 years for customer lists and relationships and 12.1 years for other). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the expected period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method of amortization. Amortization expense for definite-life intangible assets was $1,210 for the year ended December 31, 2012, $2,009 for the year ended December 31, 2011, and $2,977 for the year ended December 31, 2010. Amortization expense is estimated to be $667 in 2013, $348 in 2014, $218 in 2015, $123 in 2016, and $57 in 2017. In 2012, we wrote off approximately $191 in fully amortized intangible assets (primarily patents) and $3,187 of customer lists due to the sale of our Advertising Solutions segment (see Note 4). We review other amortizing intangible assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable over the remaining life of the asset or asset group.

We review indefinite-lived intangible assets for impairment annually (see Note 1). Licenses include wireless FCC licenses of $52,318 at December 31, 2012 and $51,358 at December 31, 2011, that provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services.

We recorded a $165 impairment in 2011 and an $85 impairment in 2010 for a trade name.

Equity Method Investments	12 Months Ended
Dec. 31, 2012
Equity Method Investments
Equity Method Investments

NOTE 7. EQUITY METHOD INVESTMENTS

Investments in partnerships, joint ventures and less than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method.

Our investments in equity affiliates primarily include international equity investments, and our 47 percent equity interest in YP Holdings. As of December 31, 2012, our investments in equity affiliates included a 9.55 percent interest in América Móvil, primarily a wireless provider in Mexico with telecommunications investments in the United States and Latin America. We are a member of a consortium that holds all of the class AA shares of América Móvil stock, representing voting control of the company. Another member of the consortium has the right to appoint a majority of the directors of América Móvil.

Telmex Transaction During 2011, the Board of Directors of América Móvil approved and completed a tender offer for the remaining outstanding shares of Telmex that were not already owned by América Móvil. In conjunction with the tender of our shares, we have recorded our portion of América Móvil's resulting equity adjustments.

Telmex Internacional On June 11, 2010, as part of a tender offer from América Móvil, we exchanged all our shares in Telmex Internacional, S.A.B. de C.V. (Telmex Internacional) for América Móvil L shares at the offered exchange rate of 0.373, which resulted in a pretax gain of $658. The exchange was accounted for at fair value. In addition, we paid $202 to purchase additional shares of América Móvil L shares to maintain our ownership percentage at a pretransaction level.

The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2012	2011
Beginning of year	$3,718	$4,515
Additional investments	405	35
Equity in net income of affiliates	752	784
Dividends received	(137)	(161)
Dispositions	-	(660)
Currency translation adjustments	95	(515)
América Móvil equity adjustments	(260)	(171)
Other adjustments	8	(109)
End of year	$4,581	$3,718

Undistributed earnings from equity affiliates were $6,375 and $5,760 at December 31, 2012 and 2011.

At December 31, 2012 the fair value of our investment in América Móvil, based on the equivalent value of América Móvil L shares was $8,380.

Debt	12 Months Ended
Dec. 31, 2012
Debt
Debt

NOTE 8. DEBT

Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

			2012	2011
Notes and debentures
	Interest Rates	Maturities[1]
	0.80% – 2.99%	2012 – 2022	$13,969	$5,500
	3.00% – 4.99%	2012 – 2045	14,590	8,659
	5.00% – 6.99%	2012 – 2095	35,226	41,390
	7.00% – 9.10%	2012 – 2097	7,059	8,471
	Other		2	3
Fair value of interest rate swaps recorded in debt			267	445
			71,113	64,468
Unamortized (discount) premium - net			(1,535)	46
Total notes and debentures			69,578	64,514
Capitalized leases			265	239
Total long-term debt, including current maturities			69,843	64,753
Current maturities of long-term debt			(3,485)	(3,453)
Total long-term debt			$66,358	$61,300
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

Current maturities of long-term debt include debt that may be put back to us by the holders in 2013. We have $1,000 of annual put reset securities that may be put each April until maturity in 2021. If the holders do not require us to repurchase the securities, the interest rate will be reset based on current market conditions. Likewise, we have an accreting zero-coupon note that may be redeemed each May, until maturity in 2022. If the zero-coupon note (issued for principal of $500 in 2007) is held to maturity, the redemption amount will be $1,030.

Debt maturing within one year consisted of the following at December 31:

	2012	2011
Current maturities of long-term debt	$3,485	$3,453
Bank borrowings[1]	1	-
Total	$3,486	$3,453
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Debt Refinancing

During 2012, we received net proceeds of $13,486, from the issuance of $13,569 in long-term debt with an average weighted maturity of approximately 12 years and an average interest rate of 2.54%. We redeemed $8,083 in borrowing, including $6,200 in early redemptions, with an average interest rate of 5.58%.

Debt Exchange

During 2012, we completed a private debt exchange covering $4,099 of various notes with stated rates of 6.00% to 8.75% for $1,956 in new 4.3% AT&T Inc. global notes due 2042 and $3,044 in new 4.35% AT&T Inc. global notes due 2045 plus a $650 cash payment.

As of December 31, 2012 and 2011, we were in compliance with all covenants and conditions of instruments governing our debt. Substantially all of our outstanding long-term debt is unsecured. Maturities of outstanding long-term notes and debentures, as of December 31, 2012, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2013	2014	2015	2016	2017	Thereafter
Debt repayments[1]	$3,475	$3,788	$6,514	$4,923	$4,757	$47,578
Weighted-average interest rate	4.9%	5.2%	3.2%	3.7%	2.5%	5.5%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.

Credit Facilities

On December 11, 2012, we amended and extended for an additional one-year term our existing $5,000, four-year revolving credit agreement (Four-Year Agreement) with a syndicate of banks until December 2016. We also entered into a new $3,000, five-year revolving credit agreement (Five-Year Agreement), with a syndicate of banks, to replace our expiring 364-day revolving credit agreement. In the event advances are made under either agreement, those advances would be used for general corporate purposes. Advances are not conditioned on the absence of a material adverse change. All advances must be repaid no later than the date on which lenders are no longer obligated to make any advances under each agreement. Under each agreement, we can terminate, in whole or in part, amounts committed by the lenders in excess of any outstanding advances; however, we cannot reinstate any such terminated commitments. At December 31, 2012, we had no advances outstanding under either agreement and were in compliance with all covenants under each agreement.

Advances under both agreements would bear interest, at AT&T's option, either:

  at a variable annual rate equal to (1) the highest of: (a) the base (or prime) rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the London Interbank Offered Rate (LIBOR) applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin, as set forth in the Agreement (Applicable Margin); or
  at a rate equal to: (i) the LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin.

The Applicable Margin for both agreements will equal 0.565% per annum if our unsecured long-term debt is rated at least A+ by Standard & Poor's (S&P) or Fitch, Inc. (Fitch) or A1 by Moody's Investors Service (Moody's). The Applicable Margin will be 0.680% per annum if our unsecured long-term debt ratings are A or A2 and will be 0.910% per annum in the event our unsecured long-term debt ratings are A- and A3 (or below). In the event that AT&T's unsecured long-term debt ratings are split by S&P, Moody's and Fitch, then the Applicable Margin will be determined by the highest of the three ratings, except that in the event the lowest of such ratings is more than one level below the highest of the ratings then the Applicable Margin will be determined based on the level that is one level above the lowest of such ratings.

Under each agreement AT&T will pay a facility fee of 0.060%, 0.070% or 0.090% per annum, depending on AT&T's credit rating, of the amount of lender commitments.

Both agreements contain a negative pledge covenant, which requires that, if at any time AT&T or a subsidiary pledges assets or otherwise permits a lien on its properties, advances under the agreement will be ratably secured, subject to specified exceptions. Both agreements also contain a financial ratio covenant that provides that AT&T will maintain, as of the last day of each fiscal quarter, a debt-to-EBITDA (earnings before interest, income taxes, depreciation and amortization, and other modifications described in the agreements) ratio of not more than 3.0 to 1, for the four quarters then ended.

Defaults under both agreements, which would permit the lenders to accelerate required repayment and which would increase the Applicable Margin by 2.00% per annum, include:

  We fail to pay principal or interest, or other amounts under the agreement beyond any grace period.
  We fail to pay when due other debt of $400 or more that results in acceleration of that debt (commonly referred to as cross-acceleration) or a creditor commences enforcement proceedings within a specified period after a money judgment of $400 or more has become final.
  A person acquires beneficial ownership of more than 50% of AT&T common shares or more than a majority of AT&T's directors change in any 24-month period other than as elected by the remaining directors (commonly referred to as a change in control).
  Material breaches of representations or warranties in the agreement.
  We fail to comply with the negative pledge or debt-to-EBITDA ratio covenants under the agreement.
  We fail to comply with other covenants under the agreement for a specified period after notice.
  We fail to make certain minimum funding payments under the Employee Retirement Income Security Act of 1974, as amended (ERISA).
  Our bankruptcy or insolvency.

Both the Five-Year Agreement and the Four-Year Agreement contain provisions permitting subsidiaries to be added as additional borrowers, with or without a guarantee by AT&T Inc. The terms of the guarantee are set forth in the agreements.

Four-Year Agreement

The obligations of the lenders under the Four-Year Agreement to provide advances will terminate on December 11, 2016, unless prior to that date either: (i) AT&T and, if applicable, a Co-Borrower, reduces to $0 the commitments of the lenders under the Agreement or (ii) certain events of default occur. The Agreement also provides that AT&T and lenders representing more than 50% of the facility amount may agree to extend their commitments under the Four-Year Agreement for two additional one-year periods beyond the December 11, 2016 termination date, under certain circumstances. We also can request the lenders to further increase their commitments (i.e., raise the available credit) up to an additional $2,000 provided no event of default has occurred.

Five-Year Agreement

The obligations of the lenders under the Five-Year Agreement to provide advances will terminate on December 11, 2017, unless prior to that date either: (i) AT&T, and if applicable, a Co-Borrower, reduce to $0 the commitments of the lenders, or (ii) certain events of default occur. We and lenders representing more than 50% of the facility amount may agree to extend their commitments for two one-year periods beyond the December 11, 2017, termination date, under certain circumstances. We also can request the lenders to further increase their commitments (i.e., raise the available credit) up to an additional $2,000 provided no event of default has occurred.

Fair Value Measurements And Disclosure	12 Months Ended
Dec. 31, 2012
Fair Value Measurements And Disclosure
Fair Value Measurements And Disclosure

NOTE 9. FAIR VALUE MEASUREMENTS AND DISCLOSURE

The Fair Value Measurement and Disclosure framework provides a three-tiered fair value hierarchy that gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1       Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that we have the ability to access.

Level 2       Inputs to the valuation methodology include:

  Quoted prices for similar assets and liabilities in active markets.
  Quoted prices for identical or similar assets or liabilities in inactive markets.
  Inputs other than quoted market prices that are observable for the asset or liability.
  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3       Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

  Fair value is often based on developed models in which there are few, if any, external observations.

The fair value measurements level of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies described above may produce a fair value calculation that may not be indicative of future net realizable value or reflective of future fair values. We believe our valuation methods are appropriate and consistent with other market participants. The use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used since December 31, 2011.

Long-Term Debt and Other Financial Instruments

The carrying amounts and estimated fair values of our long-term debt, including current maturities and other financial instruments, are summarized as follows:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$69,578	$81,310	$64,514	$73,738
Bank borrowings	1	1	-	-
Investment securities	2,218	2,218	2,092	2,092

The carrying value of debt with an original maturity of less than one year approximates market value. The fair value measurement used for notes and debentures are considered Level 2.

Investment Securities

Our investment securities include equities, fixed income bonds and other securities. A substantial portion of the fair values of our available-for-sale securities were estimated based on quoted market prices. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Realized gains and losses on securities are included in “Other income (expense) – net” in the consolidated statements of income using the specific identification method. Unrealized gains and losses, net of tax, on available-for-sale securities are recorded in accumulated OCI. Unrealized losses that are considered other than temporary are recorded in “Other income (expense) – net” with the corresponding reduction to the carrying basis of the investment. Fixed income investments of $86 have maturities of less than one year, $280 within one to three years, $210 within three to five years, and $261 for five or more years, which approximate fair value.

Our short-term investments (including money market securities) and customer deposits are recorded at amortized cost, and the respective carrying amounts approximate fair values.

Our investment securities maturing within one year are recorded in “Other current assets,” and instruments with maturities of more than one year are recorded in “Other Assets” on the consolidated balance sheets.

Following is the fair value leveling for available-for-sale securities and derivatives as of December 31, 2012, and December 31, 2011:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$873	$-	$-	$873
International equities	469	-	-	469
Fixed income bonds	-	837	-	837
Asset Derivatives[1]
Interest rate swaps	-	287	-	287
Cross-currency swaps	-	752	-	752
Foreign exchange contracts	-	1	-	1
Liability Derivatives[1]
Cross-currency swaps	-	(672)	-	(672)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$947	$-	$-	$947
International equities	495	-	-	495
Fixed income bonds	-	562	-	562
Asset Derivatives[1]
Interest rate swaps	-	521	-	521
Cross-currency swaps	-	144	-	144
Foreign exchange contracts	-	2	-	2
Liability Derivatives[1]
Cross-currency swaps	-	(820)	-	(820)
Interest rate locks	-	(173)	-	(173)
Foreign exchange contracts	-	(9)	-	(9)
[1]	Derivatives designated as hedging instruments are reflected as other assets, other liabilities and, for a portion of interest rate swaps, other current assets.

Derivative Financial Instruments

We employ derivatives to manage certain market risks, primarily interest rate risk and foreign currency exchange risk. This includes the use of interest rate swaps, interest rate locks, foreign exchange forward contracts and combined interest rate foreign exchange contracts (cross-currency swaps). We do not use derivatives for trading or speculative purposes. We record derivatives on our consolidated balance sheets at fair value that is derived from observable market data, including yield curves and foreign exchange rates (all of our derivatives are Level 2). Cash flows associated with derivative instruments are presented in the same category on the consolidated statements of cash flows as the item being hedged.

The majority of our derivatives are designated either as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), or as a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge).

Fair Value Hedging We designate our fixed-to-floating interest rate swaps as fair value hedges. The purpose of these swaps is to manage interest rate risk by managing our mix of fixed-rate and floating-rate debt. These swaps involve the receipt of fixed-rate amounts for floating interest rate payments over the life of the swaps without exchange of the underlying principal amount. Accrued and realized gains or losses from interest rate swaps impact interest expense on the consolidated statements of income. Unrealized gains on interest rate swaps are recorded at fair market value as assets, and unrealized losses on interest rate swaps are recorded at fair market value as liabilities. Changes in the fair value of the interest rate swaps offset changes in the fair value of the fixed-rate notes payable they hedge due to changes in the designated benchmark interest rate and are recognized in interest expense. Gains or losses realized upon early termination of our fair value hedges are recognized in interest expense. In the years ended December 31, 2012, and December 31, 2011, no ineffectiveness was measured.

Cash Flow Hedging Unrealized gains on derivatives designated as cash flow hedges are recorded at fair value as assets, and unrealized losses on derivatives designated as cash flow hedges are recorded at fair value as liabilities, both for the period they are outstanding. For derivative instruments designated as cash flow hedges, the effective portion is reported as a component of accumulated OCI until reclassified into interest expense in the same period the hedged transaction affects earnings. The gain or loss on the ineffective portion is recognized as other income or expense in each period.

We designate our cross-currency swaps as cash flow hedges. We have entered into multiple cross-currency swaps to hedge our exposure to variability in expected future cash flows that are attributable to foreign currency risk generated from the issuance of our Euro and British pound sterling denominated debt. These agreements include initial and final exchanges of principal from fixed foreign denominations to fixed U.S. denominated amounts, to be exchanged at a specified rate, which was determined by the market spot rate upon issuance. They also include an interest rate swap of a fixed foreign-denominated rate to a fixed U.S. denominated interest rate. We evaluate the effectiveness of our cross-currency swaps each quarter. In the years ended December 31, 2012, and December 31, 2011, no ineffectiveness was measured.

Periodically, we enter into and designate interest rate locks to partially hedge the risk of changes in interest payments attributable to increases in the benchmark interest rate during the period leading up to the probable issuance of fixed-rate debt. We designate our interest rate locks as cash flow hedges. Gains and losses when we settle our interest rate locks are amortized into income over the life of the related debt, except where a material amount is deemed to be ineffective, which would be immediately reclassified to consolidated other income/expense. Over the next 12 months, we expect to reclassify $45 from accumulated OCI to interest expense due to the amortization of net losses on historical interest rate locks. In February 2012, we utilized $800 notional value of interest rate locks related to our February 2012 debt issuance.

We hedge a portion of the exchange risk involved in anticipation of highly probable foreign currency-denominated transactions. In anticipation of these transactions, we often enter into foreign exchange contracts to provide currency at a fixed rate. Some of these instruments are designated as cash flow hedges while others remain nondesignated, largely based on size and duration. Gains and losses at the time we settle or take delivery on our designated foreign exchange contracts are amortized into income in the same period the hedged transaction affects earnings, except where an amount is deemed to be ineffective, which would be immediately reclassified to other income (expense) on the consolidated income statement. In the years ended December 31, 2012, and December 31, 2011, no ineffectiveness was measured.

Collateral and Credit-Risk Contingency We have entered into agreements with our derivative counterparties establishing collateral thresholds based on respective credit ratings and netting agreements. At December 31, 2012, we had posted collateral of $22 (a deposit asset) and held collateral of $543 (a receipt liability). Under the agreements, if our credit rating had been downgraded one rating level by Moody's and Fitch before the final collateral exchange in December, we would have been required to post additional collateral of $120. At December 31, 2011, we had posted collateral of $98 and had no held collateral. We do not offset the fair value of collateral, whether the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable), against the fair value of the derivative instruments.

Following is the notional amount of our outstanding derivative positions at December 31:

	2012	2011
Interest rate swaps	$3,000	$8,800
Cross-currency swaps	12,071	7,502
Interest rate locks	-	800
Foreign exchange contracts	51	207
Total	$15,122	$17,309

Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2012	2011	2010
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(179)	$10	$125
Gain (Loss) on long-term debt	179	(10)	(125)

In addition, the net swap settlements that accrued and settled in the periods above were offset against interest expense.

Cash Flow Hedging Relationships
For the year ended December 31,	2012	2011	2010
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$432	$(219)	$(201)

Interest rate locks:
Gain (Loss) recognized in accumulated OCI	-	(167)	(320)
Interest income (expense) reclassified from accumulated OCI into income	(43)	(23)	(19)

Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	5	(10)	5

The balance of the unrealized derivative gain (loss) in accumulated OCI was $(110) at December 31, 2012, $(421) at December 31, 2011, and $(180) at December 31, 2010.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

NOTE 10. INCOME TAXES

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2012	2011
Depreciation and amortization	$41,411	$39,367
Intangibles (nonamortizable)	1,874	1,897
Employee benefits	(13,350)	(14,950)
Net operating loss and other carryforwards	(2,167)	(1,502)
Other – net	(1,199)	(1,451)
Subtotal	26,569	23,361
Deferred tax assets valuation allowance	886	917
Net deferred tax liabilities	$27,455	$24,278

Net long-term deferred tax liabilities	$28,491	$25,748
Less: Net current deferred tax assets	(1,036)	(1,470)
Net deferred tax liabilities	$27,455	$24,278

At December 31, 2012, we had combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes of $780 and for state and foreign income tax purposes of $956, expiring through 2031. Additionally, we had state credit carryforwards of $431, expiring primarily through 2032.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2012 and 2011, relate primarily to state net operating loss and state credit carryforwards.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws and our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an unrecognized tax benefit (UTB). We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolution of audit issues, expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2012 and 2011 is as follows:

Federal, State and Foreign Tax	2012	2011
Balance at beginning of year	$4,541	$4,360
Increases for tax positions related to the current year	791	217
Increases for tax positions related to prior years	991	848
Decreases for tax positions related to prior years	(1,426)	(1,066)
Lapse of statute of limitations	(29)	-
Settlements	(75)	182
Balance at end of year	4,793	4,541
Accrued interest and penalties	977	1,312
Gross unrecognized income tax benefits	5,770	5,853
Less: Deferred federal and state income tax benefits	(610)	(797)
Less: Tax attributable to timing items included above	(2,448)	(2,331)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,712	$2,725

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $2,372 at December 31, 2012, and $2,508 at December 31, 2011.

Accrued interest and penalties included in UTBs were $977 as of December 31, 2012, and $1,312 as of December 31, 2011. We record interest and penalties related to federal, state and foreign UTBs in income tax expense. The net interest and penalty expense (benefit) included in income tax expense was $(74) for 2012, $(65) for 2011, and $(194) for 2010.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the Internal Revenue Service (IRS) and other taxing authorities. The IRS has completed field examinations of our tax returns through 2008. All audit periods prior to 2003 are closed for federal examination purposes. We are engaged with the IRS Appeals Division in resolving issues related to our 2003 through 2008 returns; we are unable to estimate the impact the resolution of these issues may have on our UTBs.

The components of income tax (benefit) expense are as follows:

	2012	2011	2010
Federal:
Current	$451	$(420)	$307
Deferred – net	2,256	2,555	(2,105)
	2,707	2,135	(1,798)
State, local and foreign:
Current	702	23	141
Deferred – net	(509)	374	495
	193	397	636
Total	$2,900	$2,532	$(1,162)

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35%) to income from continuing operations before income taxes is as follows:

	2012	2011	2010
Taxes computed at federal statutory rate	$3,654	$2,351	$6,383
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	85	210	441
Goodwill Impairment	-	961	-
Healthcare Reform Legislation	-	-	917
IRS Settlement – 2008 Wireless Restructuring	-	-	(8,300)
Other – net	(839)	(990)	(603)
Total	$2,900	$2,532	$(1,162)
Effective Tax Rate	27.8%	37.7%	(6.4)%

In March 2010, comprehensive healthcare reform legislation, which included a change in the tax treatment related to Medicare Part D subsidies, was enacted. We recorded a $995 charge to income tax expense in our consolidated statement of income during the first quarter of 2010 and increased our deferred income taxes liability balance to reflect the impact of this change.

In September 2010, we reached a settlement with the IRS on tax basis calculations related to a 2008 restructuring of our wireless operations. The IRS settlement resolved the uncertainty regarding the amount and timing of amortization deductions related to certain of our wireless assets. We recorded an $8,300 reduction to income tax expense in our consolidated statement of income during the third quarter of 2010 and corresponding decreases of $6,760 to our net noncurrent deferred income tax liabilities and $1,540 to other net tax liabilities to reflect the tax benefits of the settlement. The IRS settlement resulted in a reduction to our UTBs for tax positions related to prior years of $1,057, which also reduced the total amount of UTBs that, if recognized, would impact the effective tax rate.

Pension And Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension And Postretirement Benefits
Pension And Postretirement Benefits

NOTE 11. PENSION AND POSTRETIREMENT BENEFITS

Pension Benefits and Postretirement Benefits

Substantially all of our U.S. employees are covered by one of our noncontributory pension and death benefit plans. Our newly hired management employees participate in a cash balance pension program, while longer-service management employees participate in a pension program that has a traditional pension formula (i.e., a stated percentage of employees' adjusted career income) and a frozen cash balance, or a program that has a defined lump sum formula. Nonmanagement employees' pension benefits are generally calculated using one of two formulas: benefits are based on a flat dollar amount per year according to job classification or are calculated under a cash balance plan that is based on an initial cash balance amount and a negotiated annual pension band and interest credits. Most nonmanagement employees can elect to receive their pension benefits in either a lump sum payment or an annuity.

We also provide a variety of medical, dental and life insurance benefits to certain retired employees under various plans and accrue actuarially determined postretirement benefit costs as active employees earn these benefits.

During 2012, approximately 90,000 collectively bargained employees ratified new agreements. For the vast majority of covered employees, the agreements provided for a pension band increase of 1 percent for each year of the agreement. These agreements also provide for continued health care coverage with a modest increase to employee costs over the agreement term. There were also modest increases to retiree costs for continued health care coverage for retirees.

During 2012, we transferred the funding of the payment of postretirement death benefits not already in the Voluntary Employee Benefit Association (VEBA) trust from the pension trust to the postretirement VEBA trust.

In 2011, we announced that beginning in 2013, as a result of federal healthcare reform, we would begin contracting with a Medicare Part D plan on a group basis to provide prescription drug benefits to certain Medicare eligible retirees. This plan change resulted in the adoption of plan amendments during the fourth quarter of 2011, and will allow the Company to be eligible for greater Medicare Part D plan subsidies over time.

Obligations and Funded Status

For defined benefit pension plans, the benefit obligation is the “projected benefit obligation,” the actuarial present value, as of our December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount of benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees/survivors and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels.

For postretirement benefit plans, the benefit obligation is the “accumulated postretirement benefit obligation,” the actuarial present value as of a date of all future benefits attributed under the terms of the postretirement benefit plan to employee service rendered to the valuation date.

The following table presents this reconciliation and shows the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Benefit obligation at beginning of year	$56,110	$53,917	$34,953	$36,638
Service cost - benefits earned during the period	1,216	1,186	336	362
Interest cost on projected benefit obligation	2,800	2,958	1,725	2,051
Amendments	(905)	-	(2,768)	(1,830)
Actuarial loss	6,707	2,972	4,844	478
Special termination benefits	12	27	5	4
Benefits paid	(5,729)	(4,950)	(2,608)	(2,750)
Transfer for sale of Advertising Solutions segment	(149)	-	(207)	-
Plan transfers	(1,151)	-	1,151	-
Benefit obligation at end of year	$58,911	$56,110	$37,431	$34,953

The following table presents the change in the value of plan assets for the years ended December 31 and the plans' funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Fair value of plan assets at beginning of year	$45,907	$47,621	$9,890	$12,747
Actual return on plan assets	5,041	2,238	1,266	(224)
Benefits paid[1]	(5,729)	(4,950)	(1,842)	(2,633)
Contributions	3	1,000	-	-
Transfer for sale of Advertising Solutions segment	(165)	-	(19)	-
Other	3	(2)	-	-
Fair value of plan assets at end of year	45,060	45,907	9,295	9,890
Unfunded status at end of year[2]	$(13,851)	$(10,203)	$(28,136)	$(25,063)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
VEBA assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with ERISA regulations.

Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Current portion of employee benefit obligation[1]	$-	$-	$(2,116)	$(2,288)
Employee benefit obligation[2]	(13,851)	(10,203)	(26,020)	(22,775)
Net amount recognized	$(13,851)	$(10,203)	$(28,136)	$(25,063)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

Prior service credits included in our accumulated OCI that have not yet been recognized in net periodic benefit cost were $1,035 for pension and $7,688 for postretirement benefits at December 31, 2012, and $149 for pension and $5,896 for postretirement benefits at December 31, 2011.

The accumulated benefit obligation for our pension plans represents the actuarial present value of benefits based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for our pension plans was $57,010 at December 31, 2012, and $53,640 at December 31, 2011.

Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

Our combined net pension and postretirement cost recognized in our consolidated statements of income was $10,257, $7,288 and $3,750 for the years ended December 31, 2012, 2011 and 2010. A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded.

The following tables present the components of net periodic benefit obligation cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost
	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Service cost – benefits earned during the period	$1,216	$1,186	$1,075	$336	$362	$348
Interest cost on projected benefit obligation	2,800	2,958	3,150	1,725	2,051	2,257
Expected return on assets	(3,520)	(3,690)	(3,775)	(811)	(1,040)	(943)
Amortization of prior service cost (credit)	(15)	(15)	(16)	(927)	(694)	(624)
Actuarial (gain) loss	5,206	4,498	1,768	4,247	1,672	510
Net pension and postretirement cost[1]	$5,687	$4,937	$2,202	$4,570	$2,351	$1,548
[1]	During 2012, 2011 and 2010, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by $142, $280 and $237. This effect is included in several line items above.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Prior service (cost) credit	$559	$-	$-	$1,686	$1,134	$459
Amortization of prior service cost (credit)	(10)	(10)	(10)	(575)	(430)	(388)
Total recognized in other comprehensive (income) loss (net of tax)	$549	$(10)	$(10)	$1,111	$704	$71

The estimated prior service credits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is $94 for pension and $1,049 for postretirement benefits.

Assumptions

In determining the projected benefit obligation and the net pension and postemployment benefit cost, we used the following significant weighted-average assumptions:

	2012	2011	2010
Discount rate for determining projected benefit obligation at December 31	4.30%	5.30%	5.80%
Discount rate in effect for determining net cost	5.30%	5.80%	6.50%
Long-term rate of return on plan assets	8.25%	8.25%	8.50%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	4.00%	4.00%
Composite rate of compensation increase for determining net pension cost (benefit)	4.00%	4.00%	4.00%

Uncertainty in the securities markets and U.S. economy could result in investment returns less than those assumed. Should the securities markets decline or medical and prescription drug costs increase at a rate greater than assumed, we would expect increasing annual combined net pension and postretirement costs for the next several years. Should actual experience differ from actuarial assumptions, the projected pension benefit obligation and net pension cost and accumulated postretirement benefit obligation and postretirement benefit cost would be affected in future years.

Our expected return on plan assets is calculated using the actual fair value of plan assets. We recognize actual gains and losses on pension and postretirement plan assets immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Discount Rate Our assumed discount rate of 4.30% at December 31, 2012, reflects the hypothetical rate at which the projected benefit obligations could be effectively settled or paid out to participants. We determined our discount rate based on a range of factors, including a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date and the related expected duration for the obligations. These bonds were all rated at least Aa3 or AA- by one of the nationally recognized statistical rating organizations, denominated in U.S. dollars, and neither callable, convertible nor index linked. For the year ended December 31, 2012, we decreased our discount rate by 1.00%, resulting in an increase in our pension plan benefit obligation of $7,030 and an increase in our postretirement benefit obligation of $4,546. For the year ended December 31, 2011, we decreased our discount rate by 0.50%, resulting in an increase in our pension plan benefit obligation of $3,384 and an increase in our postretirement benefit obligation of $2,114.

Expected Long-Term Rate of Return Our expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. Our expected long-term rate of return on plan assets assumption was 8.25% for the year ended December 31, 2012. In 2013, due to the continued uncertainty in the securities markets, the U.S. economy and the plans' asset mix, we have lowered our expected long-term rate of return on plan assets to 7.75%. In setting the long-term assumed rate of return, management considers capital markets future expectations and the asset mix of the plans' investments. Actual long-term return can, in relatively stable markets, also serve as a factor in determining future expectations. We consider many factors that include, but are not limited to, historical returns on plan assets, current market information on long-term returns (e.g., long-term bond rates) and current and target asset allocations between asset categories. The target asset allocation is determined based on consultations with external investment advisers. If all other factors were to remain unchanged, we expect that a 0.50% decrease in the actual long-term rate of return would cause 2013 combined pension and postretirement cost to increase $260. However, any differences in the rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured.

Composite Rate of Compensation Increase Our expected composite rate of compensation increase cost of 3.00% in 2013 and 4.00% in 2012 reflects the long-term average rate of salary increases. Based on historic salary increase experience and management's expectations of future salary increases, we reduced our expected composite rate of compensation increase assumption from 4.00% to 3.00% in 2013.

Healthcare Cost Trend Our healthcare cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends. In addition to the healthcare cost trend in 2012, we assumed an annual 3.00% growth in administrative expenses and an annual 3.00% growth in dental claims. For 2013, we have assumed an annual 2.50% growth in administrative expenses. Our assumed annual healthcare cost trend rate for 2013 and 2012 is 5.00% and our ultimate trend rate is 5.00%.

A one percentage-point change in the assumed combined medical and dental cost trend rate would have the following effects:

	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$260	$(208)
Increase (decrease) in accumulated postretirement benefit obligation	3,676	(3,362)

Plan Assets

Plan assets consist primarily of private and public equity, government and corporate bonds, and real assets (real estate and natural resources). The asset allocations of the pension plans are maintained to meet ERISA requirements. Any plan contributions, as determined by ERISA regulations, are made to a pension trust for the benefit of plan participants. We have a required contribution to our pension plans for 2013 of approximately $300.

In October 2012, we filed an application with the U.S. Department of Labor (DOL) for approval to make a voluntary contribution of a preferred equity interest in our Mobility business to the trust used to pay qualified pension benefits, under plans sponsored by AT&T. The preferred equity interest is estimated to be valued at $9,500 upon contribution. We anticipate approval in 2013, and expect to make the contribution at that time. As currently proposed, the preferred equity interest will not be included in plan assets in our consolidated financial statements upon contribution, but will constitute a qualified plan asset for ERISA funding purposes. Final determination of whether it will qualify as a plan asset for financial reporting purposes is subject to the final terms of the preferred equity interest.

We maintain VEBA trusts to partially fund postretirement benefits; however, there are no ERISA or regulatory requirements that these postretirement benefit plans be funded annually.

The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, to maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and to be broadly diversified across and within the capital markets to insulate asset values against adverse experience in any one market. Each asset class has broadly diversified characteristics. Substantial biases toward any particular investing style or type of security are sought to be avoided by managing the aggregation of all accounts with portfolio benchmarks. Asset and benefit obligation forecasting studies are conducted periodically, generally every two to three years, or when significant changes have occurred in market conditions, benefits, participant demographics or funded status. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses. The current asset allocation policy and risk level for the pension plan and VEBA assets are based on a study completed and approved during 2011.

The plans' weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31, are as follows:

	Pension Assets					Postretirement (VEBA) Assets
	Target			2012	2011	Target			2012	2011
Equity Securities:
Domestic	25%	-	35%	26%	24%	32%	-	42%	37%	39%
International	10%	-	20%	16	15	28%	-	38%	33	31
Fixed income securities	30%	-	40%	34	34	19%	-	29%	24	21
Real assets	6%	-	16%	11	11	0%	-	6%	1	1
Private equity	4%	-	14%	13	13	0%	-	9%	4	5
Other	0%	-	5%	-	3	0%	-	7%	1	3
Total				100%	100%				100%	100%

At December 31, 2012, AT&T securities represented less than 0.5% of assets held by our pension plans and VEBA trusts.

Investment Valuation

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See “Fair Value Measurements” for further discussion.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Shares of registered investment companies are valued based on quoted market prices, which represent the net asset value of shares held at year-end. Over-the-counter (OTC) securities and government obligations are valued at the bid price or the average of the bid and asked price on the last business day of the year from published sources where available and, if not available, from other sources considered reliable. Depending on the types and contractual terms of OTC derivatives, fair value is measured using valuation techniques, such as the Black-Scholes option pricing model, simulation models or a combination of various models.

Common/collective trust funds, pooled separate accounts, and other commingled (103-12) investment entities are valued at quoted redemption values that represent the net asset values of units held at year-end which management has determined approximates fair value.

Alternative investments, including investments in private equity, real estate, natural resources (included in real assets), mezzanine and distressed debt (included in partnerships/joint ventures), limited partnership interest, fixed income securities and hedge funds do not have readily available market values. These estimated fair values may differ significantly from the values that would have been used had a ready market for these investments existed, and such differences could be material. Alternative investments not having an established market are valued at fair value as determined by the investment managers. Private equity, mezzanine and distressed investments are often valued initially by the investment managers based upon cost. Thereafter, investment managers may use available market data to determine adjustments to carrying value based upon observations of the trading multiples of public companies considered comparable to the private companies being valued. Such market data used to determine adjustments to accounts for cash flows and company-specified issues include current operating performance and future expectations of the investments, changes in market outlook, and the third-party financing environment. Private equity partnership holdings may also include publicly held equity investments in liquid markets that are marked-to-market at quoted public values, subject to adjustments for large positions held. Real estate and natural resource direct investments are valued either at amounts based upon appraisal reports prepared by independent third-party appraisers or at amounts as determined by internal appraisals performed by the investment manager, which have been agreed to by an external valuation consultant. Fixed income securities valuation is based upon pricing provided by an external pricing service when such pricing is available. In the event a security is too thinly traded or narrowly held to be priced by such a pricing service, or the price furnished by such external pricing services is deemed inaccurate, the managers will then solicit broker/dealer quotes (spreads or prices). In cases where such quotes are available, fair value will be determined based solely upon such quotes provided. Managers will typically use a pricing matrix for determining fair value in cases where an approved pricing service or a broker/dealer is unable to provide a fair valuation for specific fixed-rate securities such as many private placements. New fixed-rate securities will be initially valued at cost at the time of purchase. Thereafter, each bond will be assigned a spread from a pricing matrix that will be added to current Treasury rates. The pricing matrix derives spreads for each bond based on external market data, including the current credit rating for the bonds, credit spreads to Treasuries for each credit rating, sector add-ons or credits, issue specific add-ons or credits as well as call or other options.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

Non-interest bearing cash and overdrafts are valued at cost, which approximates fair value.

Fair Value Measurements

See Note 9 “Fair Value Measurements and Disclosure” for a discussion of fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The following table sets forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2012

Pension Assets and Liabilities at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$144	$-	$-	$144
Interest bearing cash	56	235	-	291
Foreign currency contracts	-	1	-	1
Equity securities:
Domestic equities	8,291	-	-	8,291
International equities	6,361	29	-	6,390
Fixed income securities:
Asset-backed securities	-	543	14	557
Mortgage-backed securities	-	2,324	-	2,324
Collateralized mortgage-backed securities	-	311	-	311
Collateralized mortgage obligations/REMICS	-	523	1	524
Other Corporate and other bonds and notes	140	4,903	600	5,643
Government and municipal bonds	50	5,301	-	5,351
Private equity funds	-	-	5,797	5,797
Real estate and real assets	-	-	4,766	4,766
Commingled funds	-	4,927	426	5,353
Securities lending collateral	868	1,930	1	2,799
Receivable for variation margin	72	-	-	72
Assets at fair value	15,982	21,027	11,605	48,614

Investments sold short and other liabilities at fair value	563	7	-	570
Total plan net assets at fair value	$15,419	$21,020	$11,605	$48,044
Other assets (liabilities)[1]				(2,984)
Total Plan Net Assets				$45,060
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$169	$243	$-	$412
Equity securities:
Domestic equities	2,575	-	-	2,575
International equities	2,685	1	-	2,686
Fixed income securities:
Asset-backed securities	-	29	-	29
Collateralized mortgage-backed securities	-	79	-	79
Collateralized mortgage obligations	-	46	-	46
Other Corporate and other bonds and notes	1	383	17	401
Government and municipal bonds	22	598	-	620
Commingled funds	82	2,038	4	2,124
Private equity assets	-	-	343	343
Real assets	-	-	110	110
Securities lending collateral	544	81	-	625
Assets at fair value	6,078	3,498	474	10,050

Total plan net assets at fair value	$6,078	$3,498	$474	$10,050
Other assets (liabilities)[1]				(755)
Total Plan Net Assets				$9,295
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2012:

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$4	$824	$5,931	$5,213	$11,972
Realized gains (losses)	(1)	16	459	165	639
Unrealized gains (losses)	1	33	32	10	76
Transfers in	-	120	12	24	156
Transfers out	-	(2)	-	-	(2)
Purchases	-	142	610	918	1,670
Sales	(4)	(91)	(1,247)	(1,564)	(2,906)
Balance at end of year	$-	$1,042	$5,797	$4,766	$11,605

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$24	$437	$124	$585
Realized gains (losses)	-	58	16	74
Unrealized gains (losses)	-	(39)	(5)	(44)
Purchases	-	20	33	53
Sales	(3)	(133)	(58)	(194)
Balance at end of year	$21	$343	$110	$474

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2011:

Pension Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$64	$1	$-	$65
Interest bearing cash	1	-	-	1
Foreign currency contracts	-	6	-	6
Equity securities:
Domestic equities	8,299	5	-	8,304
International equities	5,873	62	4	5,939
Fixed income securities:
Asset-backed securities	-	413	8	421
Mortgage-backed securities	-	3,038	-	3,038
Collateralized mortgage-backed securities	-	316	-	316
Collateralized mortgage obligations/REMICS	-	490	-	490
Other Corporate and other bonds and notes	105	5,386	420	5,911
Government and municipal bonds	71	4,695	-	4,766
Private equity funds	-	1	5,931	5,932
Real estate and real assets	-	10	5,213	5,223
Commingled funds	-	6,092	393	6,485
Securities lending collateral	1,295	2,879	3	4,177
Assets at fair value	15,708	23,394	11,972	51,074

Investments sold short and other liabilities at fair value	600	6	-	606
Total plan net assets at fair value	$15,108	$23,388	$11,972	$50,468
Other assets (liabilities)[1]				(4,561)
Total Plan Net Assets				$45,907
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$30	$340	$-	$370
Equity securities:
Domestic equities	2,964	1	-	2,965
International equities	2,579	1	-	2,580
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	60	-	60
Collateralized mortgage obligations	-	28	-	28
Other Corporate and other bonds and notes	-	334	19	353
Government and municipal bonds	48	619	-	667
Commingled funds	175	2,245	5	2,425
Private equity assets	-	3	437	440
Real assets	-	-	124	124
Securities lending collateral	780	108	-	888
Receivable for foreign exchange contracts	3	-	-	3
Assets at fair value	6,579	3,790	585	10,954

Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3
Total plan net assets at fair value	$6,576	$3,790	$585	$10,951
Other assets (liabilities)[1]				(1,061)
Total Plan Net Assets				$9,890
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2011:

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$441	$5,617	$4,570	$10,628
Realized gains (losses)	(1)	17	164	2	182
Unrealized gains (losses)	1	(6)	448	666	1,109
Transfers in	3	393	-	-	396
Purchases	1	95	844	859	1,799
Sales	-	(116)	(1,142)	(884)	(2,142)
Balance at end of year	$4	$824	$5,931	$5,213	$11,972

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$45	$496	$157	$698
Realized gains (losses)	-	70	(28)	42
Unrealized gains (losses)	-	(23)	31	8
Purchases	8	175	53	236
Sales	(29)	(281)	(89)	(399)
Balance at end of year	$24	$437	$124	$585

Estimated Future Benefit Payments

Expected benefit payments are estimated using the same assumptions used in determining our benefit obligation at December 31, 2012. Because benefit payments will depend on future employment and compensation levels, average years employed, average life spans, and payment elections, among other factors, changes in any of these factors could significantly affect these expected amounts. The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2013	$4,697	$2,371	$(18)
2014	4,395	2,249	(20)
2015	4,282	2,180	(23)
2016	4,215	2,131	(26)
2017	4,169	2,076	(30)
Years 2018 - 2022	20,286	9,924	(195)

Supplemental Retirement Plans

We also provide certain senior- and middle-management employees with nonqualified, unfunded supplemental retirement and savings plans. While these plans are unfunded, we have assets in a designated nonbankruptcy remote trust that are independently managed and used to provide for these benefits. These plans include supplemental pension benefits as well as compensation-deferral plans, some of which include a corresponding match by us based on a percentage of the compensation deferral.

We use the same significant assumptions for the discount rate and composite rate of compensation increase used in determining the projected benefit obligation and the net pension and postemployment benefit cost. The following tables provide the plans' benefit obligations and fair value of assets at December 31 and the components of the supplemental retirement pension benefit cost. The net amount recorded as “Other noncurrent liabilities” on our consolidated balance sheets at December 31, 2012, was $2,456 and $2,294 at December 31, 2011.

The following table provides information for our supplemental retirement plans with accumulated benefit obligations in excess of plan assets:

	2012	2011
Projected benefit obligation	$(2,456)	$(2,294)
Accumulated benefit obligation	(2,392)	(2,223)
Fair value of plan assets	-	-

The following tables present the components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost	2012	2011	2010
Service cost – benefits earned during the period	$10	$14	$12
Interest cost on projected benefit obligation	116	126	134
Amortization of prior service cost (credit)	-	2	2
Actuarial (gain) loss	230	81	186
Net supplemental retirement pension cost	$356	$223	$334

Other Changes Recognized in Other Comprehensive Income	2012	2011	2010
Prior service (cost) credit	$(1)	$6	$(5)
Amortization of prior service cost (credit)	-	1	(2)
Total recognized in other comprehensive (income) loss (net of tax)	$(1)	$7	$(7)

The estimated prior service credit for our supplemental retirement plan benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is $1.

Deferred compensation expense was $118 in 2012, $96 in 2011 and $96 in 2010. Our deferred compensation liability, included in “Other noncurrent liabilities,” was $1,061 at December 31, 2012, and $1,010 at December 31, 2011.

Contributory Savings Plans

We maintain contributory savings plans that cover substantially all employees. Under the savings plans, we match in cash or company stock a stated percentage of eligible employee contributions, subject to a specified ceiling. There are no debt-financed shares held by the Employee Stock Ownership Plans, allocated or unallocated.

Our match of employee contributions to the savings plans is fulfilled with purchases of our stock on the open market or company cash. Benefit cost is based on the cost of shares or units allocated to participating employees' accounts and was $634, $636 and $607 for the years ended December 31, 2012, 2011 and 2010.

Share-Based Payment	12 Months Ended
Dec. 31, 2012
Share-Based Payment
Share-Based Payment

NOTE 12. SHARE-BASED PAYMENTS

We account for our share-based payment arrangements based on the fair value of the awards on their respective grant date, which may affect our ability to fully realize the value shown on our consolidated balance sheets of deferred tax assets associated with compensation expense. We record a valuation allowance when our future taxable income is not expected to be sufficient to recover the asset. Accordingly, there can be no assurance that the current stock price of our common shares will rise to levels sufficient to realize the entire tax benefit currently reflected on our consolidated balance sheets. However, to the extent we generate excess tax benefits (i.e., that additional tax benefits in excess of the deferred taxes associated with compensation expense previously recognized) the potential future impact on income would be reduced.

At December 31, 2012, we had various share-based payment arrangements, which we describe in the following discussion. The compensation cost recognized for those plans was included in operating expenses in our consolidated statements of income. The total income tax benefit recognized in the consolidated statements of income for share-based payment arrangements was $195 for 2012, compared to $187 for 2011 and $196 for 2010.

Under our various plans, senior and other management employees and nonemployee directors have received nonvested stock and stock units. We grant performance stock units, which are nonvested stock units, based upon our stock price at the date of grant and award them in the form of AT&T common stock and cash at the end of a three-year period, subject to the achievement of certain performance goals. We treat the cash portion of these awards as a liability. We grant forfeitable restricted stock and stock units, which are valued at the market price of our common stock at the date of grant and vest typically over a two- to seven-year period. We also grant other nonvested stock units and award them in cash at the end of a three-year period, subject to the achievement of certain market based conditions. As of December 31, 2012, we were authorized to issue up to 111 million shares of common stock (in addition to shares that may be issued upon exercise of outstanding options or upon vesting of performance stock units or other nonvested stock units) to officers, employees and directors pursuant to these various plans.

The compensation cost that we have charged against income for our share-based payment arrangements was as follows:

	2012	2011	2010
Performance stock units	$397	$388	$411
Restricted stock and stock units	102	91	85
Other nonvested stock units	12	4	11
Other	-	6	6
Total	$511	$489	$513

A summary of option activity as of December 31, 2012, and changes during the year then ended, is presented below (shares in millions):

Options	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value[1]
Outstanding at January 1, 2012	66	$30.62	1.99	$148
Exercised	(18)	-
Forfeited or expired	(31)	-
Outstanding at December 31, 2012	17	27.38	4.53	123
Exercisable at December 31, 2012	17	$27.37	4.51	$123
[1]	Aggregate intrinsic value includes only those options with intrinsic value (options where the exercise price is below the market price).

It is our policy to satisfy share option exercises using our treasury stock. Cash received from stock option exercises was $517 for 2012, $250 for 2011 and $55 for 2010.

A summary of the status of our nonvested stock units as of December 31, 2012, and changes during the year then ended is presented as follows (shares in millions):

Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2012	27	$26.53
Granted	13	30.18
Vested	(13)	25.87
Forfeited	(1)	28.32
Nonvested at December 31, 2012	26	$28.55

As of December 31, 2012, there was $314 of total unrecognized compensation cost related to nonvested share-based payment arrangements granted. That cost is expected to be recognized over a weighted-average period of two years. The total fair value of shares vested during the year was $333 for 2012, compared to $360 for 2011 and $397 for 2010.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholder's Equity
Stockholders' Equity

NOTE 13. STOCKHOLDERS' EQUITY

Stock Repurchase Program From time to time, we repurchase shares of common stock for distribution through our employee benefit plans or in connection with certain acquisitions. In December 2010, the Board of Directors authorized the repurchase of up to 300 million shares of AT&T common stock. We began buying back stock under this program in 2012 and completed the purchase of authorized shares that year. In July 2012, the Board of Directors authorized the repurchase of an additional 300 million shares, under which we are currently purchasing shares. For the year ended December 31, 2012, we had repurchased approximately 371 million shares totaling $12,752 under these authorizations. We expect to continue repurchasing our common stock and plan to complete the repurchases under the July 2012 authorization as early as mid-year.

To implement these authorizations, we use open market repurchase programs, relying on Rule 10b5-1 of the Securities Exchange Act of 1934 where feasible. We also use accelerated share repurchase programs with large financial institutions to repurchase our stock.

Authorized Shares There are 14 billion authorized common shares of AT&T stock and 10 million authorized preferred shares of AT&T stock. As of December 31, 2012 and 2011, no preferred shares were outstanding.

Dividend Declarations In November 2012, the Company declared an increase in its quarterly dividend to $0.45 per share of common stock. In December 2011, the Company declared a quarterly dividend of $0.44 per share of common stock, which reflected an increase from the $0.43 quarterly dividend declared in December 2010.

Additional Financial Information	12 Months Ended
Dec. 31, 2012
Additional Financial Information [Abstract]
Additional Financial Information

NOTE 14. ADDITIONAL FINANCIAL INFORMATION

	December 31,
Consolidated Balance Sheets	2012	2011
Accounts payable and accrued liabilities:
Accounts payable	$12,076	$10,485
Accrued payroll and commissions	2,332	2,170
Current portion of employee benefit obligation	2,116	2,288
Accrued interest	1,588	1,576
Other	2,799	3,437
Total accounts payable and accrued liabilities	$20,911	$19,956

Consolidated Statements of Income	2012	2011	2010
Advertising expense	$2,910	$3,135	$2,982
Interest expense incurred	$3,707	$3,697	$3,766
Capitalized interest	(263)	(162)	(772)
Total interest expense	$3,444	$3,535	$2,994

Consolidated Statements of Cash Flows	2012	2011	2010
Cash paid during the year for:
Interest	$3,696	$3,722	$3,882
Income taxes, net of refunds	458	32	3,538

Consolidated Statements of Changes in
Stockholders’ Equity	2012	2011	2010
Foreign currency translation adjustment	$(284)	$(371)	$(494)
Net unrealized gains (losses) on available-for-sale securities	272	222	316
Net unrealized gains (losses) on cash flow hedges	(110)	(421)	(180)
Defined benefit postretirement plans	5,358	3,750	3,070
Accumulated other comprehensive income	$5,236	$3,180	$2,712

Labor Contracts As of January 31, 2013, we employed approximately 242,000 persons. Approximately 55 percent of our employees are represented by the Communications Workers of America (CWA), the International Brotherhood of Electrical Workers or other unions. Contracts covering approximately 77,000 (as of December 31, 2012) employees expired during 2012 and we have reached new contracts covering approximately 57,000 of those employees. Contracts covering wireline employees in California, Connecticut and Nevada expired in April 2012 and remain subject to negotiation. In addition, during 2012, we entered into a new national four-year contract covering only benefits with the approximately 40,000 employees in our mobility business; contracts covering wages and other non-benefit working terms for these mobility employees are structured on a regional basis and one regional contract for 20,000 employees expired during February 2013. Contracts covering approximately 30,000 non-mobility employees will expire during 2013, including approximately 20,000 wireline employees in our five-state Southwest region. On February 6, 2013, we announced a tentative agreement with the CWA covering the wireline employees in our Southwest region; this agreement is subject to ratification by these employees. After expiration of the current agreements, work stoppages or labor disruptions may occur in the absence of new contracts or other agreements being reached.

American Tower Corp. Agreement In August 2000, we reached an agreement with American Tower Corp. (American Tower) under which we granted American Tower the exclusive rights to lease space on a number of our communications towers. In exchange, we received a combination of cash and equity instruments as complete prepayment of rent with the closing of each leasing agreement. The value of the prepayments was recorded as deferred revenue and recognized in income as revenue over the life of the leases. The balance of deferred revenue was $420 in 2012, $450 in 2011, and $480 in 2010.

No customer accounted for more than 10% of consolidated revenues in 2012, 2011 or 2010.

Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Contingent Liabilities
Contingent Liabilities

NOTE 15. CONTINGENT LIABILITIES

We are party to numerous lawsuits, regulatory proceedings and other matters arising in the ordinary course of business. In evaluating these matters on an ongoing basis, we take into account amounts already accrued on the balance sheet. In our opinion, although the outcomes of these proceedings are uncertain, they should not have a material adverse effect on our financial position, results of operations or cash flows.

We have contractual obligations to purchase certain goods or services from various other parties. Our purchase obligations are expected to be approximately $3,744 in 2013, $3,890 in total for 2014 and 2015, $1,469 in total for 2016 and 2017 and $457 in total for years thereafter.

See Note 9 for a discussion of collateral and credit-risk contingencies.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

NOTE 16. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2012 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,822	$31,575	$31,459	$32,578	$127,434
Operating Income (Loss)	6,101	6,817	6,037	(5,958)	12,997
Net Income (Loss)	3,652	3,965	3,701	(3,779)	7,539
Net Income (Loss) Attributable to AT&T	3,584	3,902	3,635	(3,857)	7,264
Basic Earnings (Loss) Per Share Attributable
to AT&T1	$0.60	$0.67	$0.63	$(0.68)	$1.25
Diluted Earnings (Loss) Per Share Attributable
to AT&T1	$0.60	$0.66	$0.63	$(0.68)	$1.25
Stock Price
High	$31.97	$36.00	$38.58	$38.43
Low	29.02	29.95	34.24	32.71
Close	31.23	35.66	37.70	33.71
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11).

	2011 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,247	$31,495	$31,478	$32,503	$126,723
Operating Income (Loss)	5,808	6,165	6,235	(8,990)	9,218
Net Income (Loss)	3,468	3,658	3,686	(6,628)	4,184
Net Income (Loss) Attributable to AT&T	3,408	3,591	3,623	(6,678)	3,944
Basic Earnings (Loss) Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Diluted Earnings (Loss) Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Stock Price
High	$30.97	$31.94	$31.78	$30.30
Low	27.20	29.91	27.29	27.41
Close	30.61	31.41	28.52	30.24
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11), T-Mobile breakup fee (Note 4) and impairment of intangible assets (Note 6).

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

Schedule II - Sheet 1

AT&T INC.
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Allowance for Doubtful Accounts
Dollars in Millions

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other			Balance at End
	Period	Expenses (a)	Accounts (b)	Acquisitions	Deductions (c)	of Period

Year 2012	$878	1,117	48	-	1,496	$547
Year 2011	$957	1,136	38	-	1,253	$878
Year 2010	$1,202	1,334	(28)	-	1,551	$957

(a) Excludes direct charges and credits to expense on the consolidated statements of income and reinvested earnings related to interexchange carrier receivables.
(b) Includes amounts previously written off which were credited directly to this account when recovered and amounts related to long-distance carrier receivables which were billed by AT&T.
(c) Amounts written off as uncollectible, or related to divested entities.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
Basis Of Presentation

Basis of Presentation Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates. Our subsidiaries and affiliates operate in the communications services industry both domestically and internationally, providing wireless communications services, local exchange services, long-distance services, data/broadband and Internet services, video services, telecommunications equipment, managed networking and wholesale services. During 2012, we sold our Advertising Solutions segment (see Note 4).

All significant intercompany transactions are eliminated in the consolidation process. Investments in partnerships and less than majority-owned subsidiaries where we have significant influence are accounted for under the equity method. Earnings from certain foreign equity investments accounted for using the equity method are included for periods ended within up to one month of our year end (see Note 7). We also record our proportionate share of our equity method investees' other comprehensive income (OCI) items, including actuarial gains and losses on pension and other postretirement benefit obligations.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. We have reclassified and reallocated certain amounts in prior-period financial statements to conform to the current period's presentation, including a reclassification and realignment of certain operating expenses based on an enhanced activity-based expense tracking system.

Employee Separations

Employee Separations We established obligations for expected termination benefits provided under existing plans to former or inactive employees after employment but before retirement. At December 31, 2012, we had severance accruals of $120 and at December 31, 2011, we had severance accruals of $335. The decline was primarily due to payments during the year.

Income Taxes

Income Taxes We provide deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. We provide valuation allowances against the deferred tax assets for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

We report, on a net basis, taxes imposed by governmental authorities on revenue-producing transactions between us and our customers in our consolidated statements of income.

Cash And Cash Equivalents

Cash and Cash Equivalents Cash and cash equivalents include all highly-liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2012, we held $482 in cash and $4,386 in money market funds and other cash equivalents.

Revenue Recognition

Revenue Recognition Revenues derived from wireless, local telephone, long distance, data and video services are recognized when services are provided. This is based upon either usage (e.g., minutes of traffic/bytes of data processed), period of time (e.g., monthly service fees) or other established fee schedules. Our wireless service revenues are billed either in advance, arrears or are prepaid.

We record an estimated revenue reduction for future adjustments to customer accounts, other than bad debt expense, at the time revenue is recognized based on historical experience. Service revenues also include billings to our customers for various regulatory fees imposed on us by governmental authorities. Cash incentives given to customers are recorded as a reduction of revenue. When required as part of providing service, revenues and associated expenses related to nonrefundable, upfront service activation and setup fees are deferred and recognized over the associated service contract period or customer life. Associated expenses are deferred only to the extent of such deferred revenue. For contracts that involve the bundling of services, revenue is allocated to the services based on their relative selling price, subject to the requirement that revenue recognized is limited to the amounts already received from the customer that are not contingent upon the delivery of additional products or services to the customer in the future. We record the sale of equipment to customers as gross revenue when we are the primary obligor in the arrangement, when title is passed and when the products are accepted by customers. For agreements involving the resale of third-party services in which we are not considered the primary obligor of the arrangement, we record the revenue net of the associated costs incurred. For contracts in which we provide customers with an indefeasible right to use network capacity, we recognize revenue ratably over the stated life of the agreement.

Traffic Compensation Expense

Traffic Compensation Expense We use various estimates and assumptions to determine the amount of traffic compensation expenses recognized during any reporting period. Switched traffic compensation costs are accrued utilizing estimated rates and volumes by product, formulated from historical data and adjusted for known rate changes. Such estimates are adjusted monthly to reflect newly available information, such as rate changes and new contractual agreements. Bills reflecting actual incurred information are generally not received within three months subsequent to the end of the reporting period, at which point a final adjustment is made to the accrued switched traffic compensation expense. Dedicated traffic compensation costs are estimated based on the number of circuits and the average projected circuit costs.

Allowance For Doubtful Accounts	Allowance for Doubtful Accounts We record an expense to maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as pending bankruptcy or catastrophes.
Inventory

Inventory Inventories, which are included in “Other current assets” on our consolidated balance sheets, were $1,036 at December 31, 2012, and $1,188 at December 31, 2011. Wireless handsets and accessories, which are valued at the lower of cost or market (determined using current replacement cost) were $888 as of December 31, 2012, and $1,082 as of December 31, 2011. The remainder of our inventory includes new and reusable supplies and network equipment of our local telephone operations, which are stated principally at average original cost, or specific costs in the case of large individual items. Inventories of our other subsidiaries are stated at the lower of cost or market.

Property, Plant and Equipment

Property, Plant and Equipment Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 5). The cost of additions and substantial improvements to property, plant and equipment is capitalized. The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology. Accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation, and no gain or loss is recognized on the disposition of these assets.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.

The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, we recognize period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs

Software Costs It is our policy to capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets and are primarily amortized over a three-year period. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

Goodwill And Other Intangible Assets

Goodwill and Other Intangible Assets AT&T has four major classes of intangible assets: goodwill, Federal Communications Commission (FCC) licenses, other indefinite-lived intangible assets, made up predominately of the AT&T brand, and various other finite-lived intangible assets.

Goodwill represents the excess of consideration paid over the fair value of net assets acquired in business combinations. FCC licenses provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While FCC licenses are issued for a fixed period of time (generally 10 years), renewals of FCC licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our FCC licenses. We acquired the rights to the AT&T and other brand names in previous acquisitions. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, FCC licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and compares the book value of the assets to their fair value. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principal operating segments (Wireless and Wireline), to the fair value of those reporting units calculated under a discounted cash flow approach as well as a market multiple approach. FCC licenses are tested for impairment on an aggregate basis, consistent with the management of the business on a national scope. We perform our test of the fair values of FCC licenses using a discounted cash flow model. Brand names are tested by comparing the book value to a fair value calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to the brand name. The fair value measurements used are considered Level 3 under the Fair Value Measurement and Disclosure framework (see Note 9).

Intangible assets that have finite useful lives are amortized over their useful lives (see Note 6). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the expected period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method of amortization.

Advertising Costs	Advertising Costs We expense advertising costs for advertising products and services or for promoting our corporate image as we incur them (see Note 14).
Foreign Currency Translation

Foreign Currency Translation We are exposed to foreign currency exchange risk through our foreign affiliates and equity investments in foreign companies. Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate our share of their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate our share of their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated other comprehensive income (accumulated OCI) in the accompanying consolidated balance sheets. We do not hedge foreign currency translation risk in the net assets and income we report from these sources. However, we do hedge a portion of the foreign currency exchange risk involved in anticipation of highly probable foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 9).

Pension And Other Postretirement Benefits

Pension and Other Postretirement Benefits See Note 11 for a comprehensive discussion of our pension and postretirement benefit expense, including a discussion of the actuarial assumptions and our policy for recognizing the associated gains and losses.

Fair Value Measurements and Disclosure (Policy)	12 Months Ended
Dec. 31, 2012
Derivatives Policy [Abstract]
Derivatives netting policy

We do not offset the fair value of collateral, whether the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable), against the fair value of the derivative instruments.

Pension And Postretirement Benefits (Policy)	12 Months Ended
Dec. 31, 2012
Pension And Postretirement Benefits
Plan assets and investment valuation	Our expected return on plan assets is calculated using the actual fair value of plan assets.
Recognition of actuarial gains and losses

We recognize actual gains and losses on pension and postretirement plan assets immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Capitalization of benefit plan costs

A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded.

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Reconciliation Of The Numerators And Denominators Of Basic Earnings Per Share And Diluted Earnings Per Share
Year Ended December 31,	2012	2011	2010
Numerators
Numerator for basic earnings per share:
Income from continuing operations	$7,539	$4,184	$19,400
Income attributable to noncontrolling interest	(275)	(240)	(315)
Income from continuing operations attributable to AT&T	7,264	3,944	19,085
Dilutive potential common shares:
Other share-based payment	12	11	11
Numerator for diluted earnings per share	$7,276	$3,955	$19,096
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	5,801	5,928	5,913
Dilutive potential common shares:
Stock options	3	4	3
Other share-based payment (in shares)	17	18	22
Denominator for diluted earnings per share	5,821	5,950	5,938
Basic earnings per share from continuing operations attributable to AT&T	$1.25	$0.66	$3.23
Basic earnings per share from discontinued operations attributable to AT&T	-	-	0.13
Basic earnings per share attributable to AT&T	$1.25	$0.66	$3.36
Diluted earnings per share from continuing operations attributable to AT&T	$1.25	$0.66	$3.22
Diluted earnings per share from discontinued operations attributable to AT&T	-	-	0.13
Diluted earnings per share attributable to AT&T	$1.25	$0.66	$3.35

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Summary Of Operating Revenues And Expenses By Segment
Segment Results, including a reconciliation to AT&T consolidated results, for 2012, 2011, and 2010 are as follows:
At December 31, 2012 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$66,763	$59,567	$1,049	$55	$-	$127,434
Operations and support expenses	43,296	41,207	773	1,024	9,994	96,294
Depreciation and amortization expenses	6,873	11,123	106	41	-	18,143
Total segment operating expenses	50,169	52,330	879	1,065	9,994	114,437
Segment operating income (loss)	16,594	7,237	170	(1,010)	(9,994)	12,997
Interest expense	-	-	-	-	3,444	3,444
Equity in net income (loss) of affiliates	(62)	(2)	-	816	-	752
Other income (expense) – net	-	-	-	-	134	134
Segment income (loss) before income taxes	$16,532	$7,235	$170	$(194)	$(13,304)	$10,439
Segment Assets	$132,556	$134,386	$-	$10,728	$(5,355)	$272,315
Investments in and advances to equity method affiliates	41	-	-	4,540	-	4,581
Expenditures for additions to long-lived assets	10,795	8,914	13	6	-	19,728

At December 31, 2011 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$63,215	$60,140	$3,293	$75	$-	$126,723
Operations and support expenses	41,282	41,360	5,175	5,031	6,280	99,128
Depreciation and amortization expenses	6,329	11,615	386	47	-	18,377
Total segment operating expenses	47,611	52,975	5,561	5,078	6,280	117,505
Segment operating income (loss)	15,604	7,165	(2,268)	(5,003)	(6,280)	9,218
Interest expense	-	-	-	-	3,535	3,535
Equity in net income (loss) of affiliates	(29)	-	-	813	-	784
Other income (expense) – net	-	-	-	-	249	249
Segment income (loss) before income taxes	$15,575	$7,165	$(2,268)	$(4,190)	$(9,566)	$6,716
Segment Assets	$127,466	$133,904	$2,982	$10,530	$(4,440)	$270,442
Investments in and advances to equity method affiliates	20	-	-	3,698	-	3,718
Expenditures for additions to long-lived assets	9,765	10,449	29	29	-	20,272

For the year ended December 31, 2010			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Total segment operating revenues	$58,501	$61,761	$3,935	$83	$-	$124,280
Operations and support expenses	36,185	41,879	2,584	2,159	2,521	85,328
Depreciation and amortization expenses	6,498	12,372	497	12	-	19,379
Total segment operating expenses	42,683	54,251	3,081	2,171	2,521	104,707
Segment operating income (loss)	15,818	7,510	854	(2,088)	(2,521)	19,573
Interest expense	-	-	-	-	2,994	2,994
Equity in net income of affiliates	9	11	-	742	-	762
Other income (expense) – net	-	-	-	-	897	897
Segment income (loss) before income taxes	$15,827	$7,521	$854	$(1,346)	$(4,618)	$18,238

Acquisitions, Dispositions And Other Adjustments (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions, Dispositions And Other Adjustments
Operating Results Of Discontinued Operation
Operating revenues	$349
Operating expenses	327
Operating income	22
Income before income taxes	18
Income tax expense	8
Income from discontinued operations during phase-out period	10
Gain on disposal of discontinued operations	769
Income from discontinued operations, net of tax	$779

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment
Summary Of Property, Plant And Equipment
	Lives (years)	2012	2011
Land	-	$1,689	$1,689
Buildings and improvements	10-45	28,939	28,054
Central office equipment[1]	3-10	86,185	83,824
Cable, wiring and conduit	10-50	80,338	78,431
Other equipment	5-20	61,387	53,104
Software	3-5	7,957	10,041
Under construction	-	4,412	5,136
		270,907	260,279
Accumulated depreciation and amortization		161,140	153,192
Property, plant and equipment - net		$109,767	$107,087
[1]	Includes certain network software.

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets
Summary Of Changes In Carrying Amount Of Goodwill, By Segment
	Wireless	Wireline	Advertising Solutions	Other	Total

Balance as of January 1, 2011	$35,755	$31,670	$5,731	$445	$73,601
Goodwill acquired	5	-	-	-	5
Impairments	-	-	(2,745)	-	(2,745)
Other	(5)	1,968	(1,927)	(55)	(19)
Balance as of December 31, 2011	35,755	33,638	1,059	390	70,842
Goodwill acquired	13	5	-	-	18
Other	35	327	(1,059)	(390)	(1,087)
Balance as of December 31, 2012	$35,803	$33,970	$-	$-	$69,773

Schedule Of Amortized Intangible Assets
	December 31, 2012		December 31, 2011
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
AT&T Mobility LLC	$6,760	$6,335	$6,845	$5,906
BellSouth Corporation	5,825	4,994	9,205	7,686
AT&T Corp.	2,490	2,356	2,483	2,205
Other	351	350	350	329
Subtotal	15,426	14,035	18,883	16,126
Other	304	174	485	258
Total	$15,730	$14,209	$19,368	$16,384

Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization
Indefinite-lived intangible assets not subject to amortization:
Licenses	$52,352	$51,374
Trade names	4,902	4,985
Total	$57,254	$56,359

Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments
Reconciliation Of Investments In Equity Affiliates
	2012	2011
Beginning of year	$3,718	$4,515
Additional investments	405	35
Equity in net income of affiliates	752	784
Dividends received	(137)	(161)
Dispositions	-	(660)
Currency translation adjustments	95	(515)
América Móvil equity adjustments	(260)	(171)
Other adjustments	8	(109)
End of year	$4,581	$3,718

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Summary Of Long-Term Debt Of AT&T And Its Subsidiaries
			2012	2011
Notes and debentures
	Interest Rates	Maturities[1]
	0.80% – 2.99%	2012 – 2022	$13,969	$5,500
	3.00% – 4.99%	2012 – 2045	14,590	8,659
	5.00% – 6.99%	2012 – 2095	35,226	41,390
	7.00% – 9.10%	2012 – 2097	7,059	8,471
	Other		2	3
Fair value of interest rate swaps recorded in debt			267	445
			71,113	64,468
Unamortized (discount) premium - net			(1,535)	46
Total notes and debentures			69,578	64,514
Capitalized leases			265	239
Total long-term debt, including current maturities			69,843	64,753
Current maturities of long-term debt			(3,485)	(3,453)
Total long-term debt			$66,358	$61,300
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

Debt Maturing Within One Year
	2012	2011
Current maturities of long-term debt	$3,485	$3,453
Bank borrowings[1]	1	-
Total	$3,486	$3,453
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments
	2013	2014	2015	2016	2017	Thereafter
Debt repayments[1]	$3,475	$3,788	$6,514	$4,923	$4,757	$47,578
Weighted-average interest rate	4.9%	5.2%	3.2%	3.7%	2.5%	5.5%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.

Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements And Disclosure
Long-Term Debt And Other Financial Instruments
	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$69,578	$81,310	$64,514	$73,738
Bank borrowings	1	1	-	-
Investment securities	2,218	2,218	2,092	2,092

Fair Value Leveling
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$873	$-	$-	$873
International equities	469	-	-	469
Fixed income bonds	-	837	-	837
Asset Derivatives[1]
Interest rate swaps	-	287	-	287
Cross-currency swaps	-	752	-	752
Foreign exchange contracts	-	1	-	1
Liability Derivatives[1]
Cross-currency swaps	-	(672)	-	(672)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$947	$-	$-	$947
International equities	495	-	-	495
Fixed income bonds	-	562	-	562
Asset Derivatives[1]
Interest rate swaps	-	521	-	521
Cross-currency swaps	-	144	-	144
Foreign exchange contracts	-	2	-	2
Liability Derivatives[1]
Cross-currency swaps	-	(820)	-	(820)
Interest rate locks	-	(173)	-	(173)
Foreign exchange contracts	-	(9)	-	(9)
[1]	Derivatives designated as hedging instruments are reflected as other assets, other liabilities and, for a portion of interest rate swaps, other current assets.

Notional Amount Of Outstanding Derivative Positions
	2012	2011
Interest rate swaps	$3,000	$8,800
Cross-currency swaps	12,071	7,502
Interest rate locks	-	800
Foreign exchange contracts	51	207
Total	$15,122	$17,309

Effect Of Derivatives On The Consolidated Statements Of Income
Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2012	2011	2010
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(179)	$10	$125
Gain (Loss) on long-term debt	179	(10)	(125)

Cash Flow Hedging Relationships
For the year ended December 31,	2012	2011	2010
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$432	$(219)	$(201)

Interest rate locks:
Gain (Loss) recognized in accumulated OCI	-	(167)	(320)
Interest income (expense) reclassified from accumulated OCI into income	(43)	(23)	(19)

Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	5	(10)	5

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Components Of Deferred Tax Liabilities (Assets)
	2012	2011
Depreciation and amortization	$41,411	$39,367
Intangibles (nonamortizable)	1,874	1,897
Employee benefits	(13,350)	(14,950)
Net operating loss and other carryforwards	(2,167)	(1,502)
Other – net	(1,199)	(1,451)
Subtotal	26,569	23,361
Deferred tax assets valuation allowance	886	917
Net deferred tax liabilities	$27,455	$24,278

Net long-term deferred tax liabilities	$28,491	$25,748
Less: Net current deferred tax assets	(1,036)	(1,470)
Net deferred tax liabilities	$27,455	$24,278

Changes In Unrecognized Tax Benefits Balance For Federal, State, And Foreign Tax
Federal, State and Foreign Tax	2012	2011
Balance at beginning of year	$4,541	$4,360
Increases for tax positions related to the current year	791	217
Increases for tax positions related to prior years	991	848
Decreases for tax positions related to prior years	(1,426)	(1,066)
Lapse of statute of limitations	(29)	-
Settlements	(75)	182
Balance at end of year	4,793	4,541
Accrued interest and penalties	977	1,312
Gross unrecognized income tax benefits	5,770	5,853
Less: Deferred federal and state income tax benefits	(610)	(797)
Less: Tax attributable to timing items included above	(2,448)	(2,331)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,712	$2,725

Components Of Income Tax Expense
	2012	2011	2010
Federal:
Current	$451	$(420)	$307
Deferred – net	2,256	2,555	(2,105)
	2,707	2,135	(1,798)
State, local and foreign:
Current	702	23	141
Deferred – net	(509)	374	495
	193	397	636
Total	$2,900	$2,532	$(1,162)

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate
	2012	2011	2010
Taxes computed at federal statutory rate	$3,654	$2,351	$6,383
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	85	210	441
Goodwill Impairment	-	961	-
Healthcare Reform Legislation	-	-	917
IRS Settlement – 2008 Wireless Restructuring	-	-	(8,300)
Other – net	(839)	(990)	(603)
Total	$2,900	$2,532	$(1,162)
Effective Tax Rate	27.8%	37.7%	(6.4)%

Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension And Postretirement Benefits
Schedule Of Plan Obligations In Excess Of Plan Assets
	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Benefit obligation at beginning of year	$56,110	$53,917	$34,953	$36,638
Service cost - benefits earned during the period	1,216	1,186	336	362
Interest cost on projected benefit obligation	2,800	2,958	1,725	2,051
Amendments	(905)	-	(2,768)	(1,830)
Actuarial loss	6,707	2,972	4,844	478
Special termination benefits	12	27	5	4
Benefits paid	(5,729)	(4,950)	(2,608)	(2,750)
Transfer for sale of Advertising Solutions segment	(149)	-	(207)	-
Plan transfers	(1,151)	-	1,151	-
Benefit obligation at end of year	$58,911	$56,110	$37,431	$34,953

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Current portion of employee benefit obligation[1]	$-	$-	$(2,116)	$(2,288)
Employee benefit obligation[2]	(13,851)	(10,203)	(26,020)	(22,775)
Net amount recognized	$(13,851)	$(10,203)	$(28,136)	$(25,063)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

	2012	2011
Projected benefit obligation	$(2,456)	$(2,294)
Accumulated benefit obligation	(2,392)	(2,223)
Fair value of plan assets	-	-

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure
	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Fair value of plan assets at beginning of year	$45,907	$47,621	$9,890	$12,747
Actual return on plan assets	5,041	2,238	1,266	(224)
Benefits paid[1]	(5,729)	(4,950)	(1,842)	(2,633)
Contributions	3	1,000	-	-
Transfer for sale of Advertising Solutions segment	(165)	-	(19)	-
Other	3	(2)	-	-
Fair value of plan assets at end of year	45,060	45,907	9,295	9,890
Unfunded status at end of year[2]	$(13,851)	$(10,203)	$(28,136)	$(25,063)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
VEBA assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with ERISA regulations.

Net Periodic Benefit Cost
	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Service cost – benefits earned during the period	$1,216	$1,186	$1,075	$336	$362	$348
Interest cost on projected benefit obligation	2,800	2,958	3,150	1,725	2,051	2,257
Expected return on assets	(3,520)	(3,690)	(3,775)	(811)	(1,040)	(943)
Amortization of prior service cost (credit)	(15)	(15)	(16)	(927)	(694)	(624)
Actuarial (gain) loss	5,206	4,498	1,768	4,247	1,672	510
Net pension and postretirement cost[1]	$5,687	$4,937	$2,202	$4,570	$2,351	$1,548
[1]	During 2012, 2011 and 2010, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by $142, $280 and $237. This effect is included in several line items above.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Prior service (cost) credit	$559	$-	$-	$1,686	$1,134	$459
Amortization of prior service cost (credit)	(10)	(10)	(10)	(575)	(430)	(388)
Total recognized in other comprehensive (income) loss (net of tax)	$549	$(10)	$(10)	$1,111	$704	$71

Net Periodic Benefit Cost	2012	2011	2010
Service cost – benefits earned during the period	$10	$14	$12
Interest cost on projected benefit obligation	116	126	134
Amortization of prior service cost (credit)	-	2	2
Actuarial (gain) loss	230	81	186
Net supplemental retirement pension cost	$356	$223	$334

Other Changes Recognized in Other Comprehensive Income	2012	2011	2010
Prior service (cost) credit	$(1)	$6	$(5)
Amortization of prior service cost (credit)	-	1	(2)
Total recognized in other comprehensive (income) loss (net of tax)	$(1)	$7	$(7)

Schedule Of Assumptions In Determining The Projected Benefit Obligation And Net Pension And Postretirement Benefit Cost
	2012	2011	2010
Discount rate for determining projected benefit obligation at December 31	4.30%	5.30%	5.80%
Discount rate in effect for determining net cost	5.30%	5.80%	6.50%
Long-term rate of return on plan assets	8.25%	8.25%	8.50%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	4.00%	4.00%
Composite rate of compensation increase for determining net pension cost (benefit)	4.00%	4.00%	4.00%

The Effect Of A One Percentage-Point Change In The Assumed Combined Medical And Dental Cost Trend Rate
	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$260	$(208)
Increase (decrease) in accumulated postretirement benefit obligation	3,676	(3,362)

Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations
	Pension Assets					Postretirement (VEBA) Assets
	Target			2012	2011	Target			2012	2011
Equity Securities:
Domestic	25%	-	35%	26%	24%	32%	-	42%	37%	39%
International	10%	-	20%	16	15	28%	-	38%	33	31
Fixed income securities	30%	-	40%	34	34	19%	-	29%	24	21
Real assets	6%	-	16%	11	11	0%	-	6%	1	1
Private equity	4%	-	14%	13	13	0%	-	9%	4	5
Other	0%	-	5%	-	3	0%	-	7%	1	3
Total				100%	100%				100%	100%

Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level
Pension Assets and Liabilities at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$144	$-	$-	$144
Interest bearing cash	56	235	-	291
Foreign currency contracts	-	1	-	1
Equity securities:
Domestic equities	8,291	-	-	8,291
International equities	6,361	29	-	6,390
Fixed income securities:
Asset-backed securities	-	543	14	557
Mortgage-backed securities	-	2,324	-	2,324
Collateralized mortgage-backed securities	-	311	-	311
Collateralized mortgage obligations/REMICS	-	523	1	524
Other Corporate and other bonds and notes	140	4,903	600	5,643
Government and municipal bonds	50	5,301	-	5,351
Private equity funds	-	-	5,797	5,797
Real estate and real assets	-	-	4,766	4,766
Commingled funds	-	4,927	426	5,353
Securities lending collateral	868	1,930	1	2,799
Receivable for variation margin	72	-	-	72
Assets at fair value	15,982	21,027	11,605	48,614

Investments sold short and other liabilities at fair value	563	7	-	570
Total plan net assets at fair value	$15,419	$21,020	$11,605	$48,044
Other assets (liabilities)[1]				(2,984)
Total Plan Net Assets				$45,060
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$169	$243	$-	$412
Equity securities:
Domestic equities	2,575	-	-	2,575
International equities	2,685	1	-	2,686
Fixed income securities:
Asset-backed securities	-	29	-	29
Collateralized mortgage-backed securities	-	79	-	79
Collateralized mortgage obligations	-	46	-	46
Other Corporate and other bonds and notes	1	383	17	401
Government and municipal bonds	22	598	-	620
Commingled funds	82	2,038	4	2,124
Private equity assets	-	-	343	343
Real assets	-	-	110	110
Securities lending collateral	544	81	-	625
Assets at fair value	6,078	3,498	474	10,050

Total plan net assets at fair value	$6,078	$3,498	$474	$10,050
Other assets (liabilities)[1]				(755)
Total Plan Net Assets				$9,295
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Pension Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$64	$1	$-	$65
Interest bearing cash	1	-	-	1
Foreign currency contracts	-	6	-	6
Equity securities:
Domestic equities	8,299	5	-	8,304
International equities	5,873	62	4	5,939
Fixed income securities:
Asset-backed securities	-	413	8	421
Mortgage-backed securities	-	3,038	-	3,038
Collateralized mortgage-backed securities	-	316	-	316
Collateralized mortgage obligations/REMICS	-	490	-	490
Other Corporate and other bonds and notes	105	5,386	420	5,911
Government and municipal bonds	71	4,695	-	4,766
Private equity funds	-	1	5,931	5,932
Real estate and real assets	-	10	5,213	5,223
Commingled funds	-	6,092	393	6,485
Securities lending collateral	1,295	2,879	3	4,177
Assets at fair value	15,708	23,394	11,972	51,074

Investments sold short and other liabilities at fair value	600	6	-	606
Total plan net assets at fair value	$15,108	$23,388	$11,972	$50,468
Other assets (liabilities)[1]				(4,561)
Total Plan Net Assets				$45,907
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$30	$340	$-	$370
Equity securities:
Domestic equities	2,964	1	-	2,965
International equities	2,579	1	-	2,580
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	60	-	60
Collateralized mortgage obligations	-	28	-	28
Other Corporate and other bonds and notes	-	334	19	353
Government and municipal bonds	48	619	-	667
Commingled funds	175	2,245	5	2,425
Private equity assets	-	3	437	440
Real assets	-	-	124	124
Securities lending collateral	780	108	-	888
Receivable for foreign exchange contracts	3	-	-	3
Assets at fair value	6,579	3,790	585	10,954

Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3
Total plan net assets at fair value	$6,576	$3,790	$585	$10,951
Other assets (liabilities)[1]				(1,061)
Total Plan Net Assets				$9,890
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Summary of Changes In The Fair Value Of The Level 3 Pension And Postretirement Assets
Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$4	$824	$5,931	$5,213	$11,972
Realized gains (losses)	(1)	16	459	165	639
Unrealized gains (losses)	1	33	32	10	76
Transfers in	-	120	12	24	156
Transfers out	-	(2)	-	-	(2)
Purchases	-	142	610	918	1,670
Sales	(4)	(91)	(1,247)	(1,564)	(2,906)
Balance at end of year	$-	$1,042	$5,797	$4,766	$11,605

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$24	$437	$124	$585
Realized gains (losses)	-	58	16	74
Unrealized gains (losses)	-	(39)	(5)	(44)
Purchases	-	20	33	53
Sales	(3)	(133)	(58)	(194)
Balance at end of year	$21	$343	$110	$474

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$441	$5,617	$4,570	$10,628
Realized gains (losses)	(1)	17	164	2	182
Unrealized gains (losses)	1	(6)	448	666	1,109
Transfers in	3	393	-	-	396
Purchases	1	95	844	859	1,799
Sales	-	(116)	(1,142)	(884)	(2,142)
Balance at end of year	$4	$824	$5,931	$5,213	$11,972

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$45	$496	$157	$698
Realized gains (losses)	-	70	(28)	42
Unrealized gains (losses)	-	(23)	31	8
Purchases	8	175	53	236
Sales	(29)	(281)	(89)	(399)
Balance at end of year	$24	$437	$124	$585

Estimated Future Benefit Payments
	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2013	$4,697	$2,371	$(18)
2014	4,395	2,249	(20)
2015	4,282	2,180	(23)
2016	4,215	2,131	(26)
2017	4,169	2,076	(30)
Years 2018 - 2022	20,286	9,924	(195)

Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Payment
Compensation Cost
	2012	2011	2010
Performance stock units	$397	$388	$411
Restricted stock and stock units	102	91	85
Other nonvested stock units	12	4	11
Other	-	6	6
Total	$511	$489	$513

Summary Of Stock Option Activity
Options	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value[1]
Outstanding at January 1, 2012	66	$30.62	1.99	$148
Exercised	(18)	-
Forfeited or expired	(31)	-
Outstanding at December 31, 2012	17	27.38	4.53	123
Exercisable at December 31, 2012	17	$27.37	4.51	$123
[1]	Aggregate intrinsic value includes only those options with intrinsic value (options where the exercise price is below the market price).

Status Of Nonvested Stock Units Activity And Changes During Year
Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2012	27	$26.53
Granted	13	30.18
Vested	(13)	25.87
Forfeited	(1)	28.32
Nonvested at December 31, 2012	26	$28.55

Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Additional Financial Information [Abstract]
Consolidated Balance Sheets
	December 31,
Consolidated Balance Sheets	2012	2011
Accounts payable and accrued liabilities:
Accounts payable	$12,076	$10,485
Accrued payroll and commissions	2,332	2,170
Current portion of employee benefit obligation	2,116	2,288
Accrued interest	1,588	1,576
Other	2,799	3,437
Total accounts payable and accrued liabilities	$20,911	$19,956

Consolidated Statements Of Income
Consolidated Statements of Income	2012	2011	2010
Advertising expense	$2,910	$3,135	$2,982
Interest expense incurred	$3,707	$3,697	$3,766
Capitalized interest	(263)	(162)	(772)
Total interest expense	$3,444	$3,535	$2,994

Consolidated Statements Of Cash Flows
Consolidated Statements of Cash Flows	2012	2011	2010
Cash paid during the year for:
Interest	$3,696	$3,722	$3,882
Income taxes, net of refunds	458	32	3,538

Consolidated Statements Of Changes In Stockholders Equity
Consolidated Statements of Changes in
Stockholders’ Equity	2012	2011	2010
Foreign currency translation adjustment	$(284)	$(371)	$(494)
Net unrealized gains (losses) on available-for-sale securities	272	222	316
Net unrealized gains (losses) on cash flow hedges	(110)	(421)	(180)
Defined benefit postretirement plans	5,358	3,750	3,070
Accumulated other comprehensive income	$5,236	$3,180	$2,712

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Quarterly Financial Results
	2012 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,822	$31,575	$31,459	$32,578	$127,434
Operating Income (Loss)	6,101	6,817	6,037	(5,958)	12,997
Net Income (Loss)	3,652	3,965	3,701	(3,779)	7,539
Net Income (Loss) Attributable to AT&T	3,584	3,902	3,635	(3,857)	7,264
Basic Earnings (Loss) Per Share Attributable
to AT&T1	$0.60	$0.67	$0.63	$(0.68)	$1.25
Diluted Earnings (Loss) Per Share Attributable
to AT&T1	$0.60	$0.66	$0.63	$(0.68)	$1.25
Stock Price
High	$31.97	$36.00	$38.58	$38.43
Low	29.02	29.95	34.24	32.71
Close	31.23	35.66	37.70	33.71
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11).

	2011 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,247	$31,495	$31,478	$32,503	$126,723
Operating Income (Loss)	5,808	6,165	6,235	(8,990)	9,218
Net Income (Loss)	3,468	3,658	3,686	(6,628)	4,184
Net Income (Loss) Attributable to AT&T	3,408	3,591	3,623	(6,678)	3,944
Basic Earnings (Loss) Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Diluted Earnings (Loss) Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Stock Price
High	$30.97	$31.94	$31.78	$30.30
Low	27.20	29.91	27.29	27.41
Close	30.61	31.41	28.52	30.24
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11), T-Mobile breakup fee (Note 4) and impairment of intangible assets (Note 6).

Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts
Allowance For Doubtful Accounts

COL. A	COL. B	COL. C			COL. D	COL. E
		Additions
		(1)	(2)	(3)
	Balance at	Charged to	Charged to
	Beginning of	Costs and	Other			Balance at End
	Period	Expenses (a)	Accounts (b)	Acquisitions	Deductions (c)	of Period

Year 2012	$878	1,117	48	-	1,496	$547
Year 2011	$957	1,136	38	-	1,253	$878
Year 2010	$1,202	1,334	(28)	-	1,551	$957

(a) Excludes direct charges and credits to expense on the consolidated statements of income and reinvested earnings related to interexchange carrier receivables.
(b) Includes amounts previously written off which were credited directly to this account when recovered and amounts related to long-distance carrier receivables which were billed by AT&T.
(c) Amounts written off as uncollectible, or related to divested entities.

Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets [Line Items]
Severance accruals	$ 120	$ 335
Cash and cash equivalents - cash	482
Cash and cash equivalents - money market funds and other cash equivalents	4,386
Inventories	1,036	1,188
Inventories - wireless handsets and accessories	$ 888	$ 1,082
FCC licenses - typical term (in years)	10
Number of major classes of intangible assets	4
Software [Member]
Finite Lived Intangible Assets [Line Items]
Software, typical useful life (in years)	3 years 0 months 0 days

Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share
Income from Continuing Operations									$ 7,539	$ 4,184	$ 19,400
Income attributable to noncontrolling interest									(275)	(240)	(315)
Income from continuing operations attributable to AT&T									7,264	3,944	19,085
Other share-based payment									12	11	11
Numerator for diluted earnings per share									$ 7,276	$ 3,955	$ 19,096
Weighted average number of common shares outstanding									5,801	5,928	5,913
Stock options									3	4	3
Other share-based payment (in shares)									17	18	22
Denominator for diluted earnings per share									5,821	5,950	5,938
Basic earnings per share from continuing operations attributable to AT&T									$ 1.25	$ 0.66	$ 3.23
Basic earnings per share from discontinued operations attributable to AT&T									$ 0	$ 0	$ 0.13
Basic Earnings Per Share Attributable to AT&T	$ (0.68)	$ 0.63	$ 0.67	$ 0.6	$ (1.12)	$ 0.61	$ 0.6	$ 0.57	$ 1.25	$ 0.66	$ 3.36
Diluted earnings per share from continuing operations attributable to AT&T									$ 1.25	$ 0.66	$ 3.22
Diluted earnings per share from discontinued operations attributable to AT&T									$ 0	$ 0	$ 0.13
Diluted Earnings Per Share Attributable to AT&T	$ (0.68)	$ 0.63	$ 0.66	$ 0.6	$ (1.12)	$ 0.61	$ 0.6	$ 0.57	$ 1.25	$ 0.66	$ 3.35
Stock options issued and outstanding	17				66				17	66	130
Stock options with exercise prices above average market price of company stock									3	40	100
Vested stock options with exercise prices below market price of company stock	14								14

Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total segment operating revenues	$ 32,578	$ 31,459	$ 31,575	$ 31,822	$ 32,503	$ 31,478	$ 31,495	$ 31,247	$ 127,434	$ 126,723	$ 124,280
Operations and support expenses									96,294	99,128	85,328
Depreciation and amortization expenses									18,143	18,377	19,379
Total segment operating expenses									114,437	117,505	104,707
Segment operating income (loss)	(5,958)	6,037	6,817	6,101	(8,990)	6,235	6,165	5,808	12,997	9,218	19,573
Interest expense									3,444	3,535	2,994
Equity in net income of affiliates									752	784	762
Other income (expense) - net									134	249	897
Segment income (loss) before income taxes									10,439	6,716	18,238
Segment assets	272,315				270,442				272,315	270,442
Investments in and advances to equity method affiliates	4,581				3,718				4,581	3,718	4,515
Expenditures for additions to long-lived assets									19,728	20,272
Wireless [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues									66,763	63,215	58,501
Operations and support expenses									43,296	41,282	36,185
Depreciation and amortization expenses									6,873	6,329	6,498
Total segment operating expenses									50,169	47,611	42,683
Segment operating income (loss)									16,594	15,604	15,818
Interest expense									0	0	0
Equity in net income of affiliates									(62)	(29)	9
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									16,532	15,575	15,827
Segment assets	132,556				127,466				132,556	127,466
Investments in and advances to equity method affiliates	41				20				41	20
Expenditures for additions to long-lived assets									10,795	9,765
Wireline [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues									59,567	60,140	61,761
Operations and support expenses									41,207	41,360	41,879
Depreciation and amortization expenses									11,123	11,615	12,372
Total segment operating expenses									52,330	52,975	54,251
Segment operating income (loss)									7,237	7,165	7,510
Interest expense									0	0	0
Equity in net income of affiliates									(2)	0	11
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									7,235	7,165	7,521
Segment assets	134,386				133,904				134,386	133,904
Investments in and advances to equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									8,914	10,449
Advertising Solutions [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues									1,049	3,293	3,935
Operations and support expenses									773	5,175	2,584
Depreciation and amortization expenses									106	386	497
Total segment operating expenses									879	5,561	3,081
Segment operating income (loss)									170	(2,268)	854
Interest expense									0	0	0
Equity in net income of affiliates									0	0	0
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									170	(2,268)	854
Segment assets	0				2,982				0	2,982
Investments in and advances to equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									13	29
Other Segment [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues									55	75	83
Operations and support expenses									1,024	5,031	2,159
Depreciation and amortization expenses									41	47	12
Total segment operating expenses									1,065	5,078	2,171
Segment operating income (loss)									(1,010)	(5,003)	(2,088)
Interest expense									0	0	0
Equity in net income of affiliates									816	813	742
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									(194)	(4,190)	(1,346)
Segment assets	10,728				10,530				10,728	10,530
Investments in and advances to equity method affiliates	4,540				3,698				4,540	3,698
Expenditures for additions to long-lived assets									6	29
Consolidations [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues									0	0	0
Operations and support expenses									9,994	6,280	2,521
Depreciation and amortization expenses									0	0	0
Total segment operating expenses									9,994	6,280	2,521
Segment operating income (loss)									(9,994)	(6,280)	(2,521)
Interest expense									3,444	3,535	2,994
Equity in net income of affiliates									0	0	0
Other income (expense) - net									134	249	897
Segment income (loss) before income taxes									(13,304)	(9,566)	(4,618)
Segment assets	(5,355)				(4,440)				(5,355)	(4,440)
Investments in and advances to equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									$ 0	$ 0

Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	May 08, 2012 Advertising Solutions [Member]	May 08, 2012 YP Holdings LLC [Member]
Business Segment Disposal [Line Items]
Date of sale of subsidiary		May 8, 2012
Equity interest in new company			47.00%
Number of Reportable Segments	3

Acquisitions, Dispositions And Other Adjustments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			4 Months Ended	5 Months Ended	12 Months Ended			1 Months Ended					12 Months Ended			1 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 08, 2012 Advertising Solutions [Member]	May 31, 2012 Advertising Solutions [Member]	Dec. 31, 2013 Atlantic Tele Network [Member] Pending Approval [Member]	Jan. 31, 2013 Atlantic Tele Network [Member] Pending Approval [Member]	Jan. 22, 2013 Atlantic Tele Network [Member] Pending Approval [Member]	Dec. 31, 2010 Centennial [Member]	Aug. 31, 2010 Centennial [Member]	Jul. 31, 2011 Convergys [Member]	Jan. 24, 2013 Next Wave [Member]	Jan. 31, 2013 Other Acquisitions [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2010 Other Dispositions [Member]	Dec. 31, 2011 Qualcomm [Member]	Aug. 31, 2010 Sterling [Member]	May 31, 2010 Sterling [Member]	Mar. 31, 2012 T Mobile [Member]	Dec. 31, 2011 T Mobile [Member]	Mar. 31, 2011 T Mobile [Member]	Aug. 31, 2011 Telmex [Member]	Jun. 30, 2010 Verizon Alltel [Member]	Dec. 31, 2013 Verizon Alltel [Member]	Jan. 25, 2013 Verizon Alltel [Member]	Jan. 25, 2013 Verizon Alltel [Member] Pending Approval [Member]	May 08, 2012 YP Holdings LLC [Member]
Significant Acquisitions and Disposals [Line Items]
Purchase price - noncontrolling interest buyouts											$ 320
Acquisition agreement date								Jan 22, 2013																		Jan 25, 2013
Acquisition period						Dec 31, 2013			Dec 31, 2010		Jul 31, 2011	Jan 24, 2013					Dec 31, 2011							Jun 30, 2010	Dec 31, 2013
Acquisition agreement period																				Mar 31, 2011
Spectrum licenses subject to transfer under purchase agreement																					962
Contract Termination date																					2011-12-31
Number of subscribers acquired in business combination																								1,600,000
Number of service areas acquired in business combination																								79
Number of states of operation for acquired business							6																	18
Closing date of acquisition completion of accounting						Dec 31, 2013			Dec 31, 2010		Jul 31, 2011	Jan 24, 2013					Dec 31, 2011							Jun 30, 2010	Dec 31, 2013
Wireless spectrum purchases									655								1,925
Approximate purchase price - business combination							780					600										39,000		2,376
Merger termination fees expensed during the period																					3,000
Number of customers served																	300,000,000
Qualcomm 12 MHz of lower 700 MHz D and E block license spectrum people coverage, range minimum (in millions)																	70
Qualcomm 6 MHz of lower 700 MHz D block spectrum license people coverage, range minimum (in millions)																	230
Qualcomm lower 700 MHz frequency license purchase agreement description																	five of the top 15 metropolitan areas
Service areas										8																	5
Initiation of buyers purchase of AT&Ts interest in an equity method investment																			2010-05-31				2011-08-31
Total sales price (U.S. dollars) of the company's investment in subsidiary				740						273								1,400					1,197
Spectrum acquired during period													400	855	33												1,900
Customer lists and other intangible assets									449
Goodwill									1,518
Type of noncash consideration from sale of subsidiary				note
Cash from sale of subsidiary	812	1,301	1,830													109
Note from sale of subsidiary					$ 200
Equity interest in new company																												47.00%
Date of sale of subsidiary				May 8, 2012
Disposal period of subsidiary/assets										Aug 31, 2010						Dec 31, 2010		Aug 31, 2010
Potential customers in service area								4,600,000

Acquisitions, Dispositions And Other Adjustments (Operating Results Of Discontinued Operation) (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended
	Aug. 27, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisitions, Dispositions And Other Adjustments
Operating revenues	$ 349
Operating expenses	327
Operating income	22
Income before income taxes	18
Income tax expense	8
Income from discontinued operations during phase-out period	10
Gain on disposal of discontinued operations	769
Income from discontinued operations, net of tax	$ 779	$ 0	$ 0	$ 779

Property, Plant And Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	161,140	153,192
Property, plant and equipment, gross	270,907	260,279
Property, plant and equipment - net	109,767	107,087
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,689	1,689
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,939	28,054
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years 0 months 0 days	10 years 0 months 0 days
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	45 years 0 months 0 days	45 years 0 months 0 days
Central Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	86,185	83,824
Central Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Central Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years 0 months 0 days	10 years 0 months 0 days
Cable, Wiring And Conduit [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	80,338	78,431
Cable, Wiring And Conduit [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years 0 months 0 days	10 years 0 months 0 days
Cable, Wiring And Conduit [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years 0 months 0 days	50 years 0 months 0 days
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	61,387	53,104
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years 0 months 0 days	5 years 0 months 0 days
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years 0 months 0 days	20 years 0 months 0 days
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,957	10,041
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years 0 months 0 days	3 years 0 months 0 days
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years 0 months 0 days	5 years 0 months 0 days
Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,412	5,136
Under Construction [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days
Under Construction [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	0 years 0 months 0 days	0 years 0 months 0 days

Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 16,933	$ 16,368	$ 16,402
Operating leases, rent expense	3,709	3,610	3,060
Operating leases, future minimum payments due, current	2,706
Operating leases, future minimum payments, due in two years	2,616
Operating leases, future minimum payments, due in three years	2,486
Operating leases, future minimum payments, due in four years	2,337
Operating leases, future minimum payments, due in five years	2,165
Operating leases, future minimum payments, due thereafter	11,755
Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,130	$ 2,243	$ 2,515

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets
Amortization expense for definite-life intangible assets for the year	$ 1,210	$ 2,009	$ 2,977
Estimated amortization expense in 2013	667
Estimated amortization expense in 2014	348
Estimated amortization expense in 2015	218
Estimated amortization expense in 2016	123
Estimated amortization expense in 2017	57
Impairment charge - trade name		165	85
Total impairment of indefinite-lived intangible assets	0	(2,910)	(85)
Write-offs of fully amortized finite-lived intangible assets	191
Goodwill - impairments		2,745
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	8 years 6 months 0 days
Licenses	52,352	51,374
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	8 years 4 months 24 days
Customer lists and relationships written off in sale	3,187
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	12 years 1 month 0 days
Wireless [Member]
Finite Lived Intangible Assets [Line Items]
Licenses	$ 52,318	$ 51,358

Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Beginning balance	$ 70,842	$ 73,601
Goodwill acquired	18	5
Goodwill impairment		(2,745)
Other	(1,087)	(19)
Ending balance	69,773	70,842
Wireless [Member]
Segment Reporting Information [Line Items]
Beginning balance	35,755	35,755
Goodwill acquired	13	5
Goodwill impairment		0
Other	35	(5)
Ending balance	35,803	35,755
Wireline [Member]
Segment Reporting Information [Line Items]
Beginning balance	33,638	31,670
Goodwill acquired	5	0
Goodwill impairment		0
Other	327	1,968
Ending balance	33,970	33,638
Advertising Solutions [Member]
Segment Reporting Information [Line Items]
Beginning balance	1,059	5,731
Goodwill acquired	0	0
Goodwill impairment		(2,745)
Other	(1,059)	(1,927)
Ending balance	0	1,059
Other Segment [Member]
Segment Reporting Information [Line Items]
Beginning balance	390	445
Goodwill acquired	0	0
Goodwill impairment		0
Other	(390)	(55)
Ending balance	$ 0	$ 390

Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
AT&T Mobility LLC [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 6,760	$ 6,845
Accumulated amortization	6,335	5,906
BellSouth Corporation [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	5,825	9,205
Accumulated amortization	4,994	7,686
AT&T Corp [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	2,490	2,483
Accumulated amortization	2,356	2,205
Other Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	351	350
Accumulated amortization	350	329
Other Intangible Assets Subtotal [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	15,426	18,883
Accumulated amortization	14,035	16,126
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	304	485
Accumulated amortization	174	258
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	15,730	19,368
Accumulated amortization	$ 14,209	$ 16,384

Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 57,254	$ 56,359
Licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	52,352	51,374
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,902	$ 4,985

Equity Method Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010 America Movil [Member]	Dec. 31, 2012 America Movil [Member]	Dec. 31, 2011 Telmex [Member]	Jun. 30, 2010 Telmex Internacional [Member]	Jun. 11, 2010 Telmex Internacional [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee (in hundredths)				9.55%
Tender date for investment shares					2011-12-31		2010-06-11
Exchange rate for Internacional Shares (per share)						0.373
Gain on Internacional exchange						$ 658
Purchase price of additional shares			202
Undistributed earnings from equity affiliates	6,375	5,760
Fair value of equity method investment				$ 8,380

Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments
Beginning of year	$ 3,718	$ 4,515
Additional investments	405	35
Equity in net income of affiliates	752	784	762
Dividends received	(137)	(161)
Dispositions	0	(660)
Currency translation adjustments	95	(515)
America Movil equity adjustments	(260)	(171)
Other adjustments	8	(109)
End of year	$ 4,581	$ 3,718	$ 4,515

Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			11 Months Ended		11 Months Ended				11 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 11, 2011 Four Year Agreement [Member]	Dec. 31, 2012 Four Year Agreement [Member]	Dec. 11, 2011 Four Year Agreement [Member] S&P A+/Fitch A+/Moody's A1 credit rating or better	Dec. 11, 2011 Four Year Agreement [Member] S&P A/Fitch A/Moody's A2 credit rating	Dec. 11, 2011 Four Year Agreement [Member] S&P A-/Fitch A-/Moody's A3 credit rating or below	Dec. 11, 2011 Four Year Agreement [Member] Default Scenario [Member]	Dec. 11, 2011 Five Year Agreement [Member]	Dec. 11, 2011 Five Year Agreement [Member] S&P A+/Fitch A+/Moody's A1 credit rating or better	Dec. 11, 2011 Five Year Agreement [Member] S&P A/Fitch A/Moody's A2 credit rating	Dec. 11, 2011 Five Year Agreement [Member] S&P A-/Fitch A-/Moody's A3 credit rating or below	Dec. 11, 2011 Five Year Agreement [Member] Default Scenario [Member]	Dec. 31, 2012 Four Point Three Percent Global Notes Due In Two Zero Four Two [Member] Replacement Debt [Member]	Dec. 31, 2012 Four Point Three Five Percent Global Notes Due In Two Zero Four Five [Member] Replacement Debt [Member]	Dec. 31, 2012 Various Notes [Member] Existing Debt [Member]	Dec. 31, 2012 Private Debt Exchange [Member] Existing Debt [Member]	Dec. 31, 2012 Zero Coupon [Member]	Dec. 31, 2022 Zero Coupon [Member]	Dec. 31, 2007 Zero Coupon [Member]
Debt Instrument [Line Items]
Annual put reset securities issued - principal amount	$ 1,000
Annual put reset securities issued - maturity date	2021-04-30
Debt instrument - principal amount	13,569																				500
Debt instrument - redemption amount	8,083																			1,030
Debt instruments - maturity date																			May 31, 2022
Debt instrument - proceeds from issuance	13,486	7,936	2,235												1,956	3,044
Debt instument - stated percentage rate															4.30%	4.35%
Repayment of long-term debt	(8,733)	(7,574)	(9,294)
Early redemption of long-term debt	6,200																4,099
Credit agreement - expiration date				Dec 11, 2016						Dec 11, 2017
Credit agreement - potential extension of term (years)				1						1
Credit agreement - potential additional extension of term (years)				2						2
Credit agreement - minimum amount of other debt that would trigger cross-default provisions if not paid when due and accelerated				400						400
Credit agreement - minimum amount of money judgment in favor of creditor that would trigger cross-default provisions				400						400
Credit agreement - change in control (beneficial ownership percentage) (in hundredths)				50.00%						50.00%
Credit agreement - minimum lender approval (percentage) for extension of term				50.00%						50.00%
Credit agreement - interest rate spread above Fed funds rate (in hundredths)				0.50%						0.50%
Credit agreement - base rate				EITHER 1) one-month, three-month, or six-month London interbank offered rate (LIBOR) OR 2) highest of Citibank prime rate, 0.5% premium above Fed funds rate, and one-month LIBOR plus 1.00%						EITHER 1) one-month, three-month, or six-month London interbank offered rate (LIBOR) OR 2) highest of Citibank prime rate, 0.5% premium above Fed funds rate, and one-month LIBOR plus 1.00%
Credit agreement - basis spread of variable rate				1.00%		0.57%	0.68%	0.91%	2.00%	1.00%	0.57%	0.68%	0.91%	2.00%
Credit agreement - minimum borrowing capacity				0						0
Credit agreement - term				4 years						5 years
Credit agreement - maximum borrowing capacity				5,000						3,000
Credit agreement - additional borrowing capacity beyond current limit				2,000						2,000
Credit agreement - advances outstanding					0					0
Ratio of debt to EBITDA covenant				3.0						3.0
Credit agreement - initiation date				Dec 11, 2012
Credit agreement - change in control period (months)				24						24
New debt instruments - weighted average maturity period	12 years 0 months 0 days
Debt exchange - cash premium																		$ 650
Notes and debentures interest rates, Minimum																	6.00%
Notes and debentures interest rates, Maximum																	8.75%
Credit agreement - commitment fee percentage						0.06%	0.07%	0.09%			0.06%	0.07%	0.09%
Weighted average interest rate - for long-term debt redemptions during current period	5.58%
Weighted average interest rate - for long-term debt issuances (not from exchange) during period	2.54%

Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Calculation [Abstract]
Total long-term debt and capital lease obligations	$ 69,843	$ 64,753
Capital Lease Obligations	$ 265	$ 239

Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Detail) (Alternative) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Calculation [Abstract]
Total long-term debt and capital lease obligations	$ 69,843	$ 64,753
Current maturities of long-term debt	3,485	3,453
Long-term debt and capital lease obligations (noncurrent)	$ 66,358	$ 61,300

Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Capitalized leases	265	239
Total long-term debt and capital lease obligations	69,843	64,753
Current maturities of long-term debt	(3,485)	(3,453)
Long-term debt and capital lease obligations (noncurrent)	66,358	61,300
Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	71,113	64,468
Unamortized (discount) premium - net	(1,535)	46
Total notes and debentures	69,578	64,514
Notes And Debentures Maturing Two Zero One Two Two Zero Two Two [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	0.80%	0.80%
Notes and debentures interest rates, Maximum	2.99%	2.99%
Debt instrument, maturity date range, start	Dec 31, 2013	Dec 31, 2012
Debt instrument, maturity date range, end	Dec 31, 2022	Dec 31, 2022
Notes And Debentures Maturing Two Zero One Two Two Zero Two Two [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	13,969	5,500
Notes And Debentures Maturing Two Zero One Two Two Zero Four Five [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	3.00%	3.00%
Notes and debentures interest rates, Maximum	4.99%	4.99%
Debt instrument, maturity date range, start	Dec 31, 2013	Dec 31, 2012
Debt instrument, maturity date range, end	Dec 31, 2045	Dec 31, 2045
Notes And Debentures Maturing Two Zero One Two Two Zero Four Five [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	14,590	8,659
Notes And Debentures Maturing Two Zero One Two Two Zero Nine Five [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	5.00%	5.00%
Notes and debentures interest rates, Maximum	6.99%	6.99%
Debt instrument, maturity date range, start	Dec 31, 2013	Dec 31, 2012
Debt instrument, maturity date range, end	Dec 31, 2095	Dec 31, 2095
Notes And Debentures Maturing Two Zero One Two Two Zero Nine Five [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	35,226	41,390
Notes And Debentures Maturing Two Zero One Two Two Zero Nine Seven [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	7.00%	7.00%
Notes and debentures interest rates, Maximum	9.10%	9.10%
Debt instrument, maturity date range, start	Dec 31, 2013	Dec 31, 2012
Debt instrument, maturity date range, end	Dec 31, 2097	Dec 31, 2097
Notes And Debentures Maturing Two Zero One Two Two Zero Nine Seven [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	7,059	8,471
Other Debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	2	3
Fair value of interest rate swaps recorded in debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	267	445

Debt (Debt Maturing Within One Year) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Calculation [Abstract]
Debt maturing within one year	$ 3,486	$ 3,453
Bank borrowings	1	0
Current maturities of long-term debt	$ 3,485	$ 3,453

Debt (Debt Maturing Within One Year) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt
Current maturities of long-term debt	$ 3,485	$ 3,453
Bank borrowings	1	0
Total	$ 3,486	$ 3,453

Debt (Long-Term Debt - Scheduled Repayments) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt
Long-term debt repayments scheduled for 2013	$ 3,475
Long-term debt repayments scheduled for 2014	3,788
Long-term debt repayments scheduled for 2015	6,514
Long-term debt repayments scheduled for 2016	4,923
Long-term debt repayments scheduled for 2017	4,757
Long-term debt repayments scheduled for the period thereafter	$ 47,578
Weighted average interest rate of long-term debt repayment scheduled for 2013	4.90%
Weighted average interest rate of long-term debt repayment scheduled for 2014	5.20%
Weighted average interest rate of long-term debt repayment scheduled for 2015	3.20%
Weighted average interest rate of long-term debt repayment scheduled for 2016	3.70%
Weighted average interest rate of long-term debt repayment scheduled for 2017	2.50%
Weighted average interest rate of long-term debt repayment scheduled for the period thereafter	5.50%

Fair Value Measurements And Disclosure (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements And Disclosure
Fixed income investments - maturities under 1 year		$ 86
Fixed income investments - maturities between 1 to 3 years		280
Fixed income investments - maturities between 3 to 5 years		210
Fixed income investments - maturities for 5 or more years		261
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges		45
Notional value of interest rate locks utilized	800
Collateral received from counterparty		543	0
Collateral submitted to counterparty		22	98
Collateral contingently payable to the counterparty		120
Unrealized derivative gain (loss) in accumulated OCI		$ (110)	$ (421)	$ (180)

Fair Value Measurements And Disclosure (Long-Term Debt And Other Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Bank borrowings	$ 1	$ 0
Carrying Amount [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	69,578	64,514
Bank borrowings	1	0
Investment securities	2,218	2,092
Fair Value [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	81,310	73,738
Bank borrowings	1	0
Investment securities	2,218	2,092
Fair Value [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Notes and debentures	$ 81,310	$ 73,738

Fair Value Measurements And Disclosure (Fair Value Leveling) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	$ 287	$ 521
Interest Rate Swaps [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Interest Rate Swaps [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	287	521
Interest Rate Swaps [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Cross-Currency Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	752	144
Liability Derivatives	(672)	(820)
Cross-Currency Swaps [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Liability Derivatives	0	0
Cross-Currency Swaps [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	752	144
Liability Derivatives	(672)	(820)
Cross-Currency Swaps [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Liability Derivatives	0	0
Interest Rate Locks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability Derivatives		(173)
Interest Rate Locks [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability Derivatives		0
Interest Rate Locks [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability Derivatives		(173)
Interest Rate Locks [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability Derivatives		0
Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	1	2
Liability Derivatives		(9)
Foreign Exchange Contracts [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Liability Derivatives		0
Foreign Exchange Contracts [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	1	2
Liability Derivatives		(9)
Foreign Exchange Contracts [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Derivatives	0	0
Liability Derivatives		0
Domestic Equities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	873	947
Domestic Equities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	873	947
Domestic Equities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	0	0
Domestic Equities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	0	0
International Equities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	469	495
International Equities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	469	495
International Equities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	0	0
International Equities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	0	0
Fixed Income Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	837	562
Fixed Income Bonds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	0	0
Fixed Income Bonds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	837	562
Fixed Income Bonds [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Securities	$ 0	$ 0

Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 15,122	$ 17,309
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	3,000	8,800
Cross-Currency Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	12,071	7,502
Interest Rate Locks [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	0	800
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 51	$ 207

Fair Value Measurements And Disclosure (Effect Of Derivatives On The Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Hedging Relationships [Member] | Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on interest rate swaps	$ (179)	$ 10	$ 125
Gain (Loss) on long-term debt	179	(10)	(125)
Cash Flow Hedging [Member] | Cross-Currency Swaps [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	432	(219)	(201)
Cash Flow Hedging [Member] | Interest Rate Locks [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	0	(167)	(320)
Income (expense) reclassified from accumulated Other Comprehensive Income into income	(43)	(23)	(19)
Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	$ 5	$ (10)	$ 5

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2010	Mar. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Change in healthcare legislation - signed into law			2010-03-31
Charge to Income Tax Expense - effect of new legislation			$ 995
Date of tax settlement with IRS	2010-09-30
Income tax settlement - reduction in tax adjustment on income tax expense		8,300
Income tax settlement - decrease of tax adjustment on net noncurrent deferred income tax liabilities	6,760	6,760		6,760
Income tax settlement - decrease of tax adjustment on other net tax liabilities	1,540	1,540		1,540
Income tax settlements - reduction of unrecognized tax benefits prior year				1,057
Combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes					780
Combined net operating and capital loss carryforwards (tax effected) for state and foreign income tax purposes					956
Expiration year of operating and capital loss carryforwards					Dec 31, 2031
Tax credit carryforwards					431
Year through which tax credit carryforwards expire					Dec 31, 2032
Net deposits to various taxing jurisdictions					2,372	2,508
Accrued interest and penalties included in unrecognized tax benefits balance at year end					977	1,312
Net interest and penalty expense (benefit) included in income tax expense					$ (74)	$ (65)	$ (194)
Field examinations of tax returns - most recent year completed by IRS					2008
All audit periods prior to this year are closed for federal examination purposes					2003
Period Start [Member]
Income Tax Years [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division					2003
Period End [Member]
Income Tax Years [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division					2008

Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Depreciation and amortization	$ 41,411	$ 39,367
Intangibles (nonamortizable)	1,874	1,897
Employee benefits	(13,350)	(14,950)
Net operating loss and other carryforwards	(2,167)	(1,502)
Other - net	(1,199)	(1,451)
Subtotal	26,569	23,361
Deferred tax assets valuation allowance	886	917
Net deferred tax liabilities	27,455	24,278
Net long-term deferred tax liabilities	28,491	25,748
Less: Net current deferred tax assets	(1,036)	(1,470)
Net deferred tax liabilities	$ 27,455	$ 24,278

Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Unrecognized tax benefits - Balance at beginning of year	$ 4,541	$ 4,360
Unrecognized tax benefits - Increases for tax positions related to the current year	791	217
Unrecognized tax benefits - Increases for tax positions related to prior years	991	848
Unrecognized tax benefits - Decreases for tax positions related to prior years	(1,426)	(1,066)
Unrecognized tax benefits - lapse of statute of limitations	(29)	0
Unrecognized tax benefits - Settlements	(75)	182
Unrecognized tax benefits - Balance at end of year	4,793	4,541
Unrecognized tax benefits - Accrued interest and penalties	977	1,312
Gross unrecognized income tax benefits	5,770	5,853
Less: Deferred federal and state income tax benefits	(610)	(797)
Less: Tax attributable to timing items included above	(2,448)	(2,331)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 2,712	$ 2,725

Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Current, federal	$ 451	$ (420)	$ 307
Deferred - net, federal	2,256	2,555	(2,105)
Total federal income tax	2,707	2,135	(1,798)
Current, state, local and foreign	702	23	141
Deferred - net, state, local and foreign	(509)	374	495
Total state, local and foreign income tax	193	397	636
Total	$ 2,900	$ 2,532	$ (1,162)

Income Taxes (Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Taxes computed at federal statutory rate	$ 3,654	$ 2,351	$ 6,383
State and local income taxes - net of federal income tax benefit	85	210	441
Goodwill Impairment	0	961	0
Healthcare Reform Legislation	0	0	917
IRS Settlement - 2008 Wireless Restructuring	0	0	(8,300)
Other - net	(839)	(990)	(603)
Total	$ 2,900	$ 2,532	$ (1,162)
Effective Tax Rate	27.80%	37.70%	(6.40%)
Statutory federal income tax rate	35.00%

Pension And Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation		4.30%	5.30%	5.80%
Decrease in discount rate over prior year		1.00%	0.50%
Combined net pension and postretirement cost		$ 10,257	$ 7,288	$ 3,750
Percentage decrease in the actual long-term rate of return used to report the impact of change on future combined net pension and postretirement cost		0.50%
Increase in plan benefit obligation as a result of the decreased discount rate	260
Long-term rate of return on plan assets	7.75%	8.25%	8.25%	8.50%
Estimated annual growth rate for health care cost		5.00%
Supplemental retirement plan - projected benefit obligation		2,456	2,294
AT&T securities held by pension plans (ownership percentage) below stated percentage		0.50%
Deferred compensation expense		118	96	96
Deferred compensation liability included in other noncurrent liabilities		1,061	1,010
Benefit cost of the contributory savings plans		634	636	607
AT&T securities held by postretirement plans (in VEBA Trust) (ownership percentage) below stated percentage		0.50%
Application Filing Date		Oct 31, 2012
Expected Pension Contribution Year		Dec 31, 2013
Estimated Future Pension Contribution	9,500
Composite rate of compensation increase for determining projected benefit obligation	3.00%	3.00%	4.00%	4.00%
Composite rate of compensation increase for determining net pension cost (benefit)		4.00%	4.00%	4.00%
Required contribution to our pension plans in 2013	300
Forecasting study - frequency (minimum)		2 years 0 months 0 days
Forecasting study - frequency (maximum)		3 years 0 months 0 days
Ratified Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of collectively bargained employees under agreements ratified during period		90,000
Labor agreement ratifications in current year - annual pension band increase		1.00%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts included in accumulated OCI - Prior service credit		1,035	149
Accumulated benefit obligation for pension plans		57,010	53,640
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	94
Combined net pension and postretirement cost		5,687	4,937	2,202
Increase in plan benefit obligation as a result of the decreased discount rate		7,030	3,384
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts included in accumulated OCI - Prior service credit		7,688	5,896
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	1,049
Combined net pension and postretirement cost		4,570	2,351	1,548
Increase in plan benefit obligation as a result of the decreased discount rate		4,546	2,114
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service credits for pension, other postretirement, or supplemental retirement benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year	1
Combined net pension and postretirement cost		$ 356	$ 223	$ 334
Debt financed shares held By Employee Stock Ownership Plans		0
Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost	2.50%	3.00%
Dental Claims [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual growth rate for health care cost	3.00%	3.00%
Health Care Plan Provisions [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated annual health care cost trend rate for prior and current year	5.00%	5.00%

Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 56,110	$ 53,917
Service cost - benefits earned during the period	1,216	1,186	1,075
Interest cost on projected benefit obligation	2,800	2,958	3,150
Amendments	(905)	0
Actuarial loss	6,707	2,972
Special termination benefits	12	27
Benefits paid	(5,729)	(4,950)
Transfer for sale of Advertising Solutions segment	(149)	0
Plan transfers	(1,151)	0
Benefit obligation at end of year	58,911	56,110	53,917
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	34,953	36,638
Service cost - benefits earned during the period	336	362	348
Interest cost on projected benefit obligation	1,725	2,051	2,257
Amendments	(2,768)	(1,830)
Actuarial loss	4,844	478
Special termination benefits	5	4
Benefits paid	(2,608)	(2,750)
Transfer for sale of Advertising Solutions segment	(207)	0
Plan transfers	1,151	0
Benefit obligation at end of year	37,431	34,953	36,638
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	10	14	12
Interest cost on projected benefit obligation	$ 116	$ 126	$ 134

Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 45,907	$ 47,621
Actual return on plan assets	5,041	2,238
Change in fair value of plan assets - benefits paid	(5,729)	(4,950)
Contributions	3	1,000
Transfer for sale of Advertising Solutions segment	(165)	0
Other	3	(2)
Fair value of plan assets at end of year	45,060	45,907
Unfunded status at end of year	(13,851)	(10,203)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	9,890	12,747
Actual return on plan assets	1,266	(224)
Change in fair value of plan assets - benefits paid	(1,842)	(2,633)
Contributions	0	0
Transfer for sale of Advertising Solutions segment	(19)	0
Other	0	0
Fair value of plan assets at end of year	9,295	9,890
Unfunded status at end of year	$ (28,136)	$ (25,063)

Pension And Postretirement Benefits (Employee Benefit Obligation Amounts Recognized) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	$ 0	$ 0
Employee benefit obligation	(13,851)	(10,203)
Net amount recognized	(13,851)	(10,203)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	(2,116)	(2,288)
Employee benefit obligation	(26,020)	(22,775)
Net amount recognized	(28,136)	(25,063)
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee benefit obligation	$ 2,456	$ 2,294

Pension And Postretirement Benefits (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ 9,994	$ 6,280	$ 2,521
Net periodic benefit cost	10,257	7,288	3,750
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1,216	1,186	1,075
Interest cost on projected benefit obligation	2,800	2,958	3,150
Expected return on assets	(3,520)	(3,690)	(3,775)
Amortization of prior service cost (credit)	(15)	(15)	(16)
Actuarial (gain) loss	5,206	4,498	1,768
Net periodic benefit cost	5,687	4,937	2,202
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	336	362	348
Interest cost on projected benefit obligation	1,725	2,051	2,257
Expected return on assets	(811)	(1,040)	(943)
Amortization of prior service cost (credit)	(927)	(694)	(624)
Actuarial (gain) loss	4,247	1,672	510
Net periodic benefit cost	4,570	2,351	1,548
Reduction of postretirement benefit cost due to the Medicare Prescription Drug, Improvement, and Modernization Act of 2003	142	280	237
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	10	14	12
Interest cost on projected benefit obligation	116	126	134
Amortization of prior service cost (credit)	0	2	2
Actuarial (gain) loss	230	81	186
Net periodic benefit cost	$ 356	$ 223	$ 334

Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit, net of taxes	$ 2,249	$ 1,140	$ 487
Amortization of net prior service cost (credit), net of taxes	(588)	(460)	(396)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit, net of taxes	559	0	0
Amortization of net prior service cost (credit), net of taxes	(10)	(10)	(10)
Total recognized in other comprehensive (income) loss (net of tax)	549	(10)	(10)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit, net of taxes	1,686	1,134	459
Amortization of net prior service cost (credit), net of taxes	(575)	(430)	(388)
Total recognized in other comprehensive (income) loss (net of tax)	1,111	704	71
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit, net of taxes	(1)	6	(5)
Amortization of net prior service cost (credit), net of taxes	0	1	(2)
Total recognized in other comprehensive (income) loss (net of tax)	$ (1)	$ 7	$ (7)

Pension and Postretirement Benefits (Weighted Average Assumptions - Projected Benefit Obligation And Net Pension And Postemployment Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension And Postretirement Benefits
Discount rate for determining projected benefit obligation at December 31		4.30%	5.30%	5.80%
Discount rate in effect for determining net cost		5.30%	5.80%	6.50%
Long-term rate of return on plan assets	7.75%	8.25%	8.25%	8.50%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	3.00%	4.00%	4.00%
Composite rate of compensation increase for determining net pension cost (benefit)		4.00%	4.00%	4.00%

Pension And Postretirement Benefits (One Percentage - Point Changed In Combined Medical And Dental Cost Trend Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension And Postretirement Benefits
Effect of one percentage-point increase on service and interest cost components	$ 260
Effect of one percentage-point decrease on service and interest cost components	(208)
Effect of one percentage-point increase on accumulated postretirement benefit obligation	3,676
Effect of one percentage-point decrease on accumulated postretirement benefit obligation	$ (3,362)

Pension And Postretirement Benefits (Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Pension Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	25.00%
Targeted plan asset allocation percentage, Maximum	35.00%
Actual plan asset allocation percentage	26.00%	24.00%
Pension Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	30.00%
Targeted plan asset allocation percentage, Maximum	40.00%
Actual plan asset allocation percentage	34.00%	34.00%
Pension Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	10.00%
Targeted plan asset allocation percentage, Maximum	20.00%
Actual plan asset allocation percentage	16.00%	15.00%
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	4.00%
Targeted plan asset allocation percentage, Maximum	14.00%
Actual plan asset allocation percentage	13.00%	13.00%
Pension Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	6.00%
Targeted plan asset allocation percentage, Maximum	16.00%
Actual plan asset allocation percentage	11.00%	11.00%
Pension Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	5.00%
Actual plan asset allocation percentage	0.00%	3.00%
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	32.00%
Targeted plan asset allocation percentage, Maximum	42.00%
Actual plan asset allocation percentage	37.00%	39.00%
Postretirement Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	19.00%
Targeted plan asset allocation percentage, Maximum	29.00%
Actual plan asset allocation percentage	24.00%	21.00%
Postretirement Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	28.00%
Targeted plan asset allocation percentage, Maximum	38.00%
Actual plan asset allocation percentage	33.00%	31.00%
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	9.00%
Actual plan asset allocation percentage	4.00%	5.00%
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	6.00%
Actual plan asset allocation percentage	1.00%	1.00%
Postretirement Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	7.00%
Actual plan asset allocation percentage	1.00%	3.00%

Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	$ 144	$ 65
Interest bearing cash	291	1
Foreign currency contracts	1	6
Domestic equities	8,291	8,304
International equities	6,390	5,939
Fixed income securities - Asset-backed securities	557	421
Fixed income securities - Mortgage-backed securities	2,324	3,038
Fixed income securities - Collateralized mortgage-backed securities	311	316
Fixed income securities - Collateralized mortgage obligations/REMICS	524	490
Fixed income securities - Other corporate and other bonds and notes	5,643	5,911
Fixed income securities - Government and municipal bonds	5,351	4,766
Private equity funds	5,797	5,932
Real estate and real assets	4,766	5,223
Commingled funds	5,353	6,485
Securities lending collateral	2,799	4,177
Receivable for variation margin	72
Assets at fair value	48,614	51,074
Investments sold short and other liabilities	570	606
Total plan net assets at fair value	48,044	50,468
Other assets (liabilities)	(2,984)	(4,561)
Total Plan Net Assets	45,060	45,907
Pension Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	144	64
Interest bearing cash	56	1
Foreign currency contracts	0	0
Domestic equities	8,291	8,299
International equities	6,361	5,873
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other corporate and other bonds and notes	140	105
Fixed income securities - Government and municipal bonds	50	71
Private equity funds	0	0
Real estate and real assets	0	0
Commingled funds	0	0
Securities lending collateral	868	1,295
Receivable for variation margin	72
Assets at fair value	15,982	15,708
Investments sold short and other liabilities	563	600
Total plan net assets at fair value	15,419	15,108
Pension Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0	1
Interest bearing cash	235	0
Foreign currency contracts	1	6
Domestic equities	0	5
International equities	29	62
Fixed income securities - Asset-backed securities	543	413
Fixed income securities - Mortgage-backed securities	2,324	3,038
Fixed income securities - Collateralized mortgage-backed securities	311	316
Fixed income securities - Collateralized mortgage obligations/REMICS	523	490
Fixed income securities - Other corporate and other bonds and notes	4,903	5,386
Fixed income securities - Government and municipal bonds	5,301	4,695
Private equity funds	0	1
Real estate and real assets	0	10
Commingled funds	4,927	6,092
Securities lending collateral	1,930	2,879
Receivable for variation margin	0
Assets at fair value	21,027	23,394
Investments sold short and other liabilities	7	6
Total plan net assets at fair value	21,020	23,388
Pension Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0	0
Interest bearing cash	0	0
Foreign currency contracts	0	0
Domestic equities	0	0
International equities	0	4
Fixed income securities - Asset-backed securities	14	8
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	1	0
Fixed income securities - Other corporate and other bonds and notes	600	420
Fixed income securities - Government and municipal bonds	0	0
Private equity funds	5,797	5,931
Real estate and real assets	4,766	5,213
Commingled funds	426	393
Securities lending collateral	1	3
Receivable for variation margin	0
Assets at fair value	11,605	11,972
Investments sold short and other liabilities	0	0
Total plan net assets at fair value	11,605	11,972
Postretirement Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	412	370
Domestic equities	2,575	2,965
International equities	2,686	2,580
Fixed income securities - Asset-backed securities	29	51
Fixed income securities - Collateralized mortgage-backed securities	79	60
Fixed income securities - Collateralized mortgage obligations/REMICS	46	28
Fixed income securities - Other corporate and other bonds and notes	401	353
Fixed income securities - Government and municipal bonds	620	667
Commingled funds	2,124	2,425
Private equity assets	343	440
Real assets	110	124
Securities lending collateral	625	888
Receivable for foreign exchange contracts		3
Assets at fair value	10,050	10,954
Foreign exchange contracts payable		3
Liabilities at fair value		3
Total plan net assets at fair value	10,050	10,951
Other assets (liabilities)	(755)	(1,061)
Total Plan Net Assets	9,295	9,890
Postretirement Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	169	30
Domestic equities	2,575	2,964
International equities	2,685	2,579
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other corporate and other bonds and notes	1	0
Fixed income securities - Government and municipal bonds	22	48
Commingled funds	82	175
Private equity assets	0	0
Real assets	0	0
Securities lending collateral	544	780
Receivable for foreign exchange contracts		3
Assets at fair value	6,078	6,579
Foreign exchange contracts payable		3
Liabilities at fair value		3
Total plan net assets at fair value	6,078	6,576
Postretirement Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	243	340
Domestic equities	0	1
International equities	1	1
Fixed income securities - Asset-backed securities	29	51
Fixed income securities - Collateralized mortgage-backed securities	79	60
Fixed income securities - Collateralized mortgage obligations/REMICS	46	28
Fixed income securities - Other corporate and other bonds and notes	383	334
Fixed income securities - Government and municipal bonds	598	619
Commingled funds	2,038	2,245
Private equity assets	0	3
Real assets	0	0
Securities lending collateral	81	108
Receivable for foreign exchange contracts		0
Assets at fair value	3,498	3,790
Foreign exchange contracts payable		0
Liabilities at fair value		0
Total plan net assets at fair value	3,498	3,790
Postretirement Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	0	0
Domestic equities	0	0
International equities	0	0
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other corporate and other bonds and notes	17	19
Fixed income securities - Government and municipal bonds	0	0
Commingled funds	4	5
Private equity assets	343	437
Real assets	110	124
Securities lending collateral	0	0
Receivable for foreign exchange contracts		0
Assets at fair value	474	585
Foreign exchange contracts payable		0
Liabilities at fair value		0
Total plan net assets at fair value	$ 474	$ 585

Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 11,972	$ 10,628
Realized gains (losses)	639	182
Unrealized gains (losses)	76	1,109
Transfers in	156	396
Transfers out	(2)
Purchases	1,670	1,799
Sales	(2,906)	(2,142)
Balance, end of year	11,605	11,972
Pension Assets [Member] | Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	4	0
Realized gains (losses)	(1)	(1)
Unrealized gains (losses)	1	1
Transfers in	0	3
Transfers out	0
Purchases	0	1
Sales	(4)	0
Balance, end of year	0	4
Pension Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	824	441
Realized gains (losses)	16	17
Unrealized gains (losses)	33	(6)
Transfers in	120	393
Transfers out	(2)
Purchases	142	95
Sales	(91)	(116)
Balance, end of year	1,042	824
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	5,931	5,617
Realized gains (losses)	459	164
Unrealized gains (losses)	32	448
Transfers in	12	0
Transfers out	0
Purchases	610	844
Sales	(1,247)	(1,142)
Balance, end of year	5,797	5,931
Pension Assets [Member] | Real Estate And Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	5,213	4,570
Realized gains (losses)	165	2
Unrealized gains (losses)	10	666
Transfers in	24	0
Transfers out	0
Purchases	918	859
Sales	(1,564)	(884)
Balance, end of year	4,766	5,213
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	585	698
Realized gains (losses)	74	42
Unrealized gains (losses)	(44)	8
Purchases	53	236
Sales	(194)	(399)
Balance, end of year	474	585
Postretirement Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	24	45
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases	0	8
Sales	(3)	(29)
Balance, end of year	21	24
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	437	496
Realized gains (losses)	58	70
Unrealized gains (losses)	(39)	(23)
Purchases	20	175
Sales	(133)	(281)
Balance, end of year	343	437
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	124	157
Realized gains (losses)	16	(28)
Unrealized gains (losses)	(5)	31
Purchases	33	53
Sales	(58)	(89)
Balance, end of year	$ 110	$ 124

Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Estimated Medicare subsidy receipts year - 2013	$ (18)
Estimated Medicare subsidy receipts year - 2014	(20)
Estimated Medicare subsidy receipts year - 2015	(23)
Estimated Medicare subsidy receipts year - 2016	(26)
Estimated Medicare subsidy receipts year - 2017	(30)
Estimated Medicare subsidy receipts year - Years 2018 - 2022	(195)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2013	4,697
Estimated future benefit payments under our pension and postretirement plans - 2014	4,395
Estimated future benefit payments under our pension and postretirement plans - 2015	4,282
Estimated future benefit payments under our pension and postretirement plans - 2016	4,215
Estimated future benefit payments under our pension and postretirement plans - 2017	4,169
Estimated future benefit payments under our pension and postretirement plans - Years 2018 - 2022	20,286
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2013	2,371
Estimated future benefit payments under our pension and postretirement plans - 2014	2,249
Estimated future benefit payments under our pension and postretirement plans - 2015	2,180
Estimated future benefit payments under our pension and postretirement plans - 2016	2,131
Estimated future benefit payments under our pension and postretirement plans - 2017	2,076
Estimated future benefit payments under our pension and postretirement plans - Years 2018 - 2022	$ 9,924

Pension And Postretirement Benefits (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension And Postretirement Benefits
Supplemental retirement plan - projected benefit obligation	$ (2,456)	$ (2,294)
Supplemental retirement plan - Accumulated benefit obligation	(2,392)	(2,223)
Supplemental retirement plan - Fair value of plan assets	$ 0	$ 0

Share-Based Payments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangements Income tax benefits recognized	$ 195	$ 187	$ 196
Number of authorized shares of common stock for share-based payment arrangements (in shares)	111
Total unrecognized compensation cost related to nonvested share-based payment arrangements granted	314
Weighted-average period to recognize the cost (years) - nonvested units	1 year 11 months 26 days
Total fair value of shares vested during the year - nonvested units	333	360	397
Cash proceeds from exercise of stock options	$ 517	$ 250	$ 55
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years 0 months 0 days
Restricted Stock Units | Minimum Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years 0 months 0 days
Restricted Stock Units | Maximum Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	7 years 0 months 0 days
Other Nonvested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years 0 months 0 days

Share-Based Payments (Compensation Cost And Valuation Assumption) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Payment
Performance stock units	$ 397	$ 388	$ 411
Restricted stock and stock units	102	91	85
Other nonvested stock units	12	4	11
Other	0	6	6
Total	$ 511	$ 489	$ 513

Share-Based Payments (Summary Of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-Based Payment
Beginning outstanding balance - stock options (period) (in shares)	66
Exercised - stock options (period) (in shares)	(18)
Forfeited or expired - stock options (period) (in shares)	(31)
Ending outstanding balance - (stock options) (in shares)	17	66
Ending exercisable balance - shares (stock options)	17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 30.62
Weighted average exercise price - stock options exercised (period) (per share)	$ 0
Weighted average exercise price - stock options forfeited or expired (period) (per share)	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 27.38	$ 30.62
Weighted average exercise price - ending exercisable balance (stock options) (per share)	$ 27.37
Weighted average remaining contractual term (years) - for stock options outstanding at beginning of year (in years)	4 years 6 months 11 days	1 year 11 months 26 days
Weighted average remaining contractual term (years) - for stock options outstanding at year end (in years)	4 years 6 months 11 days	1 year 11 months 26 days
Weighted average remaining contractual term (years) - for stock options exercisable at year end (in years)	4 years 6 months 4 days
Aggregate intrinsic value of stock options outstanding at beginning of year	$ 148
Aggregate intrinsic value of stock options outstanding at year end	123	148
Aggregate intrinsic value of stock options exercisable at year end	$ 123

Share-Based Payments (Summary Of Nonvested Stock Units Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-Based Payment
Beginning balance - outstanding nonvested units	27
Granted - nonvested units (period)	13
Vested - nonvested units (period)	(13)
Forfeited - nonvested units (period)	(1)
Ending balance - outstanding nonvested units	26
Beginning balance - weighted average exercise price of outstanding nonvested units	$ 26.53
Weighted average exercise price - granted - nonvested units	$ 30.18
Weighted average exercise price - vested - nonvested units	$ 25.87
Weighted average exercise price - forfeited nonvested units	$ 28.32
Ending balance - weighted average exercise price of nonvested units	$ 28.55

Stockholder's Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012
Stockholder's Equity
Stock repurchase authorization (in shares)			300,000,000			300,000,000	300,000,000
Stock repurchases (in shares)				371,000,000
Stock repurchases during period				$ (12,752)	$ 0	$ 0
Authorized common shares (in shares)	14,000,000,000	14,000,000,000		14,000,000,000	14,000,000,000
Authorized preferred shares (in shares)	10,000,000			10,000,000
Preferred stock outstanding (in shares)	0	0		0	0
Quarterly dividend amount declared per common shares (per share)	$ 0.45	$ 0.44	$ 0.43	$ 1.77	$ 1.73	$ 1.69

Additional Financial Information (Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Additional Financial Information [Abstract]
Accounts payable	$ 12,076	$ 10,485
Accrued payroll and commissions	2,332	2,170
Current portion of employee benefit obligation	2,116	2,288
Accrued interest	1,588	1,576
Other	2,799	3,437
Total accounts payable and accrued liabilities	$ 20,911	$ 19,956

Additional Financial Information (Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Financial Information [Abstract]
Advertising expense	$ 2,910	$ 3,135	$ 2,982
Interest expense incurred	3,707	3,697	3,766
Capitalized interest	(263)	(162)	(772)
Total interest expense	$ 3,444	$ 3,535	$ 2,994

Additional Financial Information (Consolidated Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Financial Information [Abstract]
Interest	$ 3,696	$ 3,722	$ 3,882
Income taxes, net of refunds	$ 458	$ 32	$ 3,538

Additional Financial Information (Consolidated Statements Of Changes In Stockholders' Equity) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Financial Information [Abstract]
Foreign currency translation adjustment	$ (284)	$ (371)	$ (494)
Unrealized gains (losses) on available-for-sale securities	272	222	316
Unrealized gains (losses) on cash flow hedges	(110)	(421)	(180)
Defined benefit postretirement plans	5,358	3,750	3,070
Accumulated other comprehensive income	$ 5,236	$ 3,180	$ 2,712

Additional Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013	Apr. 30, 2012 Expired Contract [Member] Ca Ct Nv Wireline [Member]	Dec. 31, 2012 Ratified Agreement [Member]	Dec. 31, 2012 Ratified Agreement [Member] Mobility [Member]	Jan. 31, 2013 Workforce Subject to Collective Bargaining Arrangements [Member]	Dec. 31, 2012 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member]	Feb. 28, 2013 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] Mobility [Member]	Dec. 31, 2013 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] Non Mobility [Member]	Dec. 31, 2012 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] Tentative Agreement [Member] Southwest Wireline [Member]	Dec. 31, 2011 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] Ratified Agreement [Member]	Aug. 31, 2000 American Tower Corporation Agreement [Member]	Dec. 31, 2012 American Tower Corporation Agreement [Member]	Dec. 31, 2011 American Tower Corporation Agreement [Member]	Dec. 31, 2010 American Tower Corporation Agreement [Member]
Additional Financial Information [Line Items]
Number of customers exceeding threshold for significance	0	0	0
Threshold for customer significance (as a percent of consolidated revenues) (in hundredths)	10.00%	10.00%	10.00%
Deferred Revenue, Description														In August 2000, we reached an agreement with American Tower Corp. (American Tower) under which we granted American Tower the exclusive rights to lease space on a number of our communications towers. In exchange, we received a combination of cash and equity instruments as complete prepayment of rent with the closing of each leasing agreement. The value of the prepayments was recorded as deferred revenue and recognized in income as revenue over the life of the leases.
Deferred Revenue															$ 420	$ 450	$ 480
Concentration Risk [Line Items]
Approximate number of persons employed at a point in time				242,000
Approximate number of persons employed during the period						90,000	40,000
Percentage of employees represented by CWA, IBEW, or other unions								55%
Number of employees under contracts where union may call a work stoppage									77,000	20,000	30,000	20,000	57,000
Relevant union contract expiration year					2012/04/30					2013/02/28	2013/12/31	2013/12/31	2012/12/31
New national labor contract for mobility employees (benefits only) - number of years							4 years 0 months 0 days
Number of states in Southwest region for wireline												5

Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Contingent Liabilities
Contractual purchase obligations for 2013	$ 3,744
Contractual purchase obligations for 2014 and 2015	3,890
Contractual purchase obligations for 2016 and 2017	1,469
Contractual purchase obligations for years after 2017	$ 457

Quarterly Financial Information (Unaudited) (Quarterly Financial Results) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								8 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Aug. 27, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Total Operating Revenues	$ 32,578	$ 31,459	$ 31,575	$ 31,822	$ 32,503	$ 31,478	$ 31,495	$ 31,247		$ 127,434	$ 126,723	$ 124,280
Operating Income (Loss)	(5,958)	6,037	6,817	6,101	(8,990)	6,235	6,165	5,808		12,997	9,218	19,573
Income (Loss) from Discontinued Operations									779	0	0	779
Net Income (Loss)	(3,779)	3,701	3,965	3,652	(6,628)	3,686	3,658	3,468		7,539	4,184	20,179
Income from Continuing Operations Attributable to AT&T										7,264	3,944	19,085
Net Income attributable to AT&T	$ (3,857)	$ 3,635	$ 3,902	$ 3,584	$ (6,678)	$ 3,623	$ 3,591	$ 3,408		$ 7,264	$ 3,944	$ 19,864
Basic Earnings Per Share from Continuing Operations Attributable to AT&T										$ 1.25	$ 0.66	$ 3.23
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T										$ 0	$ 0	$ 0.13
Basic Earnings Per Share Attributable to AT&T	$ (0.68)	$ 0.63	$ 0.67	$ 0.6	$ (1.12)	$ 0.61	$ 0.6	$ 0.57		$ 1.25	$ 0.66	$ 3.36
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T										$ 1.25	$ 0.66	$ 3.22
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T										$ 0	$ 0	$ 0.13
Diluted Earnings Per Share Attributable to AT&T	$ (0.68)	$ 0.63	$ 0.66	$ 0.6	$ (1.12)	$ 0.61	$ 0.6	$ 0.57		$ 1.25	$ 0.66	$ 3.35
Close	$ 33.71	$ 37.7	$ 35.66	$ 31.23	$ 30.24	$ 28.52	$ 31.41	$ 30.61		$ 33.71	$ 30.24
High
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 38.43	$ 38.58	$ 36	$ 31.97	$ 30.3	$ 31.78	$ 31.94	$ 30.97		$ 38.43	$ 30.3
Low
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 32.71	$ 34.24	$ 29.95	$ 29.02	$ 27.41	$ 27.29	$ 29.91	$ 27.2		$ 32.71	$ 27.41

Valuation And Qualifying Accounts (Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation And Qualifying Accounts
Balance at Beginning of Period	$ 878	$ 957	$ 1,202
Charged to Costs and Expenses	1,117	1,136	1,334
Charged to Other Accounts	48	38	(28)
Acquisitions	0	0	0
Deductions	1,496	1,253	1,551
Balance at End of Period	$ 547	$ 878	$ 957